UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

April 30, 2008

1.800333.104

BCF-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.9%
ArvinMeritor, Inc. (d)	1,123,200	$ 16,781
BorgWarner, Inc.	312,600	15,364
Gentex Corp.	1,281,400	23,937
Lear Corp. (a)	275,800	7,880
Magna International, Inc. Class A	608,200	44,840
Superior Industries International, Inc. (d)	714,000	14,501
		123,303
Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	103,800	10,186
Class B (a)	764,900	64,994
IHOP Corp. (d)(e)	928,011	43,282
McDonald's Corp.	3,797,500	226,255
Starbucks Corp. (a)	5,109,400	82,926
Yum! Brands, Inc.	3,926,900	159,746
		587,389
Household Durables - 2.5%
Centex Corp.	2,249,200	46,828
D.R. Horton, Inc.	1,419,300	21,985
Furniture Brands International, Inc. (d)(e)	4,633,579	62,785
Harman International Industries, Inc.	1,109,500	45,345
KB Home	1,026,300	23,092
La-Z-Boy, Inc. (d)(e)	4,874,100	31,048
Lennar Corp. Class A (d)	1,072,500	19,755
Ryland Group, Inc.	1,153,400	36,886
Sony Corp. sponsored ADR	1,489,200	68,190
Tempur-Pedic International, Inc. (d)	791,600	8,795
		364,709
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)(d)	2,090,500	164,376
Leisure Equipment & Products - 0.0%
Brunswick Corp.	319,100	5,323
Media - 1.5%
E.W. Scripps Co. Class A	2,118,301	95,133
Interpublic Group of Companies, Inc. (a)(d)	10,053,200	90,981
Lamar Advertising Co. Class A (d)	899,600	35,570
		221,684
Multiline Retail - 0.8%
Kohl's Corp. (a)(d)	2,287,900	111,764
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.9%
Bed Bath & Beyond, Inc. (a)	1,252,300	$ 40,700
Guess?, Inc.	3,042,900	116,482
Home Depot, Inc.	3,177,900	91,524
J. Crew Group, Inc. (a)(d)	1,349,929	64,122
Lowe's Companies, Inc.	1,802,700	45,410
Tiffany & Co., Inc.	330,200	14,377
Williams-Sonoma, Inc.	1,632,700	43,103
		415,718
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc. (a)	1,621,300	57,670
NIKE, Inc. Class B (d)	1,738,500	116,132
Phillips-Van Heusen Corp.	1,903,800	80,359
Polo Ralph Lauren Corp. Class A	1,555,400	96,606
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	139,300	4,643
VF Corp.	454,400	33,798
		389,208
TOTAL CONSUMER DISCRETIONARY		2,383,474
CONSUMER STAPLES - 13.5%
Beverages - 4.3%
PepsiCo, Inc.	3,406,962	233,479
The Coca-Cola Co.	6,553,800	385,822
		619,301
Food & Staples Retailing - 4.2%
Kroger Co.	3,696,600	100,732
Safeway, Inc.	2,306,900	72,898
Sysco Corp.	3,948,400	120,703
Wal-Mart Stores, Inc.	5,327,155	308,868
		603,201
Food Products - 1.3%
General Mills, Inc.	758,900	45,838
Kellogg Co.	803,300	41,105
Nestle SA sponsored ADR	550,300	66,036
Unilever NV (NY Shares)	1,271,400	42,643
		195,622
Household Products - 2.4%
Church & Dwight Co., Inc.	386,200	21,944
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	3,578,030	$ 239,907
Reckitt Benckiser Group PLC	1,473,200	86,057
		347,908
Personal Products - 1.3%
Avon Products, Inc.	2,588,000	100,984
Estee Lauder Companies, Inc. Class A	1,787,400	81,523
		182,507
TOTAL CONSUMER STAPLES		1,948,539
ENERGY - 11.5%
Energy Equipment & Services - 6.2%
BJ Services Co.	2,330,000	65,869
Compagnie Generale de Geophysique SA (a)	156,100	39,438
Fugro NV (Certificaten Van Aandelen) unit	608,800	54,477
Halliburton Co.	1,849,700	84,920
Nabors Industries Ltd. (a)	1,200,400	45,063
National Oilwell Varco, Inc. (a)	1,195,600	81,839
Oceaneering International, Inc. (a)	1,038,385	69,343
Patterson-UTI Energy, Inc.	1,900,800	53,108
Schlumberger Ltd. (NY Shares)	3,420,800	343,961
Weatherford International Ltd. (a)	671,300	54,154
		892,172
Oil, Gas & Consumable Fuels - 5.3%
Chesapeake Energy Corp.	1,357,500	70,183
Enterprise Products Partners LP	862,900	26,948
Exxon Mobil Corp.	4,098,100	381,410
Hess Corp.	687,000	72,959
Peabody Energy Corp.	822,700	50,292
Sasol Ltd. sponsored ADR	1,653,700	93,682
Southwestern Energy Co. (a)	1,696,000	71,758
		767,232
TOTAL ENERGY		1,659,404
FINANCIALS - 8.6%
Capital Markets - 2.8%
Charles Schwab Corp.	3,977,200	85,908
Janus Capital Group, Inc.	3,268,700	91,720
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc. (d)	1,533,900	$ 76,434
T. Rowe Price Group, Inc.	2,493,481	146,018
		400,080
Commercial Banks - 0.7%
Associated Banc-Corp.	509,200	14,395
Old National Bancorp, Indiana	381,300	6,524
U.S. Bancorp, Delaware	1,455,800	49,337
UMB Financial Corp.	337,300	16,744
Westamerica Bancorp.	257,000	15,019
		102,019
Consumer Finance - 0.8%
American Express Co.	817,600	39,261
Capital One Financial Corp. (d)	1,351,300	71,619
		110,880
Diversified Financial Services - 1.3%
Bank of America Corp.	877,600	32,945
Citigroup, Inc.	2,073,400	52,395
CME Group, Inc.	236,263	108,079
		193,419
Insurance - 2.5%
AFLAC, Inc.	2,103,000	140,207
American International Group, Inc.	1,879,655	86,840
Fidelity National Financial, Inc. Class A	963,600	15,408
Principal Financial Group, Inc.	1,677,600	90,020
The First American Corp.	990,750	32,497
		364,972
Thrifts & Mortgage Finance - 0.5%
Astoria Financial Corp.	496,100	11,758
Hudson City Bancorp, Inc.	762,500	14,587
New York Community Bancorp, Inc.	766,500	14,311
NewAlliance Bancshares, Inc.	1,086,900	14,630
People's United Financial, Inc.	780,400	13,243
		68,529
TOTAL FINANCIALS		1,239,899
HEALTH CARE - 11.0%
Biotechnology - 3.6%
Celgene Corp. (a)	1,660,200	103,165
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	2,550,713	$ 95,733
Genentech, Inc. (a)	1,757,100	119,834
Gilead Sciences, Inc. (a)	3,947,000	204,297
		523,029
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	750,600	118,595
Becton, Dickinson & Co.	1,614,470	144,334
C.R. Bard, Inc.	577,200	54,355
Medtronic, Inc.	4,465,700	217,390
Sonova Holding AG	751,819	63,619
		598,293
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. (a)	1,151,500	66,637
Pharmaceuticals - 2.8%
Merck & Co., Inc.	5,842,600	222,253
Pronova BioPharma ASA	8,661,803	29,950
Schering-Plough Corp.	7,148,900	131,611
Wyeth	393,400	17,494
		401,308
TOTAL HEALTH CARE		1,589,267
INDUSTRIALS - 6.4%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	1,939,800	115,224
Lockheed Martin Corp.	1,389,600	147,353
Raytheon Co.	1,512,700	96,767
		359,344
Air Freight & Logistics - 0.3%
FedEx Corp.	516,200	49,488
Building Products - 0.3%
Masco Corp.	1,839,600	33,499
Owens Corning (a)	750,900	15,851
		49,350
Commercial Services & Supplies - 0.6%
Manpower, Inc.	986,700	66,237
Robert Half International, Inc.	529,200	12,542
		78,779
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.2%
Alstom SA	321,000	$ 74,666
AMETEK, Inc.	474,800	23,037
Cooper Industries Ltd. Class A	1,025,400	43,467
Renewable Energy Corp. AS (a)(d)	887,100	30,369
Vestas Wind Systems AS (a)	100	11
		171,550
Industrial Conglomerates - 0.6%
Siemens AG sponsored ADR	721,600	85,474
Machinery - 0.6%
Danaher Corp.	1,033,500	80,634
Road & Rail - 0.3%
Norfolk Southern Corp.	779,300	46,431
TOTAL INDUSTRIALS		921,050
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 6.4%
Cisco Systems, Inc. (a)	20,905,500	536,017
Juniper Networks, Inc. (a)	3,530,600	97,515
Nokia Corp. sponsored ADR	2,774,200	83,420
QUALCOMM, Inc.	1,211,300	52,316
Research In Motion Ltd. (a)	1,243,400	151,235
		920,503
Computers & Peripherals - 5.9%
Apple, Inc. (a)	1,261,600	219,455
Hewlett-Packard Co.	4,796,200	222,304
International Business Machines Corp. (d)	3,382,100	408,219
		849,978
Electronic Equipment & Instruments - 1.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,662,680	90,794
Tyco Electronics Ltd.	1,281,425	47,938
		138,732
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	229,100	131,570
IT Services - 3.1%
Accenture Ltd. Class A	3,242,400	121,752
Cognizant Technology Solutions Corp. Class A (a)	1,992,340	64,253
Infosys Technologies Ltd. sponsored ADR	872,500	38,120
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR	3,080,100	$ 79,097
The Western Union Co.	6,211,200	142,858
		446,080
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	10,688,800	199,453
Intel Corp.	7,454,840	165,945
Micron Technology, Inc. (a)	6,692,800	51,668
Samsung Electronics Co. Ltd.	72,285	51,228
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,126,578	147,543
Teradyne, Inc. (a)	298,125	3,962
		619,799
Software - 7.0%
Citrix Systems, Inc. (a)	1,072,400	35,121
Electronic Arts, Inc. (a)	1,453,700	74,822
Microsoft Corp.	21,546,400	614,500
Oracle Corp. (a)	11,607,400	242,014
Take-Two Interactive Software, Inc. (a)	1,171,900	30,751
Ubisoft Entertainment SA (a)	165,600	16,700
		1,013,908
TOTAL INFORMATION TECHNOLOGY		4,120,570
MATERIALS - 2.7%
Chemicals - 1.9%
Monsanto Co.	1,650,700	188,213
Praxair, Inc.	895,900	81,805
		270,018
Metals & Mining - 0.5%
ArcelorMittal SA (NY Reg.) Class A	804,700	71,691
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (d)	4,184,000	48,158
TOTAL MATERIALS		389,867
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	1,408,800	44,603
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.6%
Electric Utilities - 0.4%
Allegheny Energy, Inc.	261,600	$ 14,074
E.ON AG sponsored ADR (d)	550,000	36,190
PPL Corp.	307,100	14,747
		65,011
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	1,521,400	26,412
TOTAL UTILITIES		91,423
TOTAL COMMON STOCKS (Cost $12,378,162)		14,388,096
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 2.51% (b)	22,751,991	22,752
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	293,348,150	293,348
TOTAL MONEY MARKET FUNDS (Cost $316,100)		316,100
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $12,694,262)		14,704,196
NET OTHER ASSETS - (1.9)%		(276,518)
NET ASSETS - 100%		$ 14,427,678
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,474
Fidelity Securities Lending Cash Central Fund	3,621
Total	$ 6,095
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMN Healthcare Services, Inc.	$ 69,129	$ -	$ 57,131	$ -	$ -
Cross Country Healthcare, Inc.	50,352	-	44,669	-	-
Furniture Brands International, Inc.	19,283	26,249	610	740	62,785
IHOP Corp.	24,601	36,368	629	700	43,282
La-Z-Boy, Inc.	45,787	2,154	-	1,329	31,048
Nastech Pharmaceutical Co., Inc.	26,132	-	7,684	-	-
Total	$ 235,284	$ 64,771	$ 110,723	$ 2,769	$ 137,115
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $12,753,490,000. Net unrealized appreciation aggregated $1,950,706,000, of which $2,579,363,000 related to appreciated investment securities and $628,657,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

April 30, 2008

1.800334.104

BCV-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
Johnson Controls, Inc.	35,700	$ 1,258,782
Automobiles - 0.3%
Renault SA	18,300	1,886,925
Diversified Consumer Services - 0.3%
H&R Block, Inc.	94,000	2,055,780
Hotels, Restaurants & Leisure - 0.2%
Vail Resorts, Inc. (a)	26,800	1,308,644
Household Durables - 2.1%
Black & Decker Corp.	33,700	2,211,731
Centex Corp.	183,800	3,826,716
KB Home	256,100	5,762,250
Whirlpool Corp.	15,200	1,106,256
		12,906,953
Leisure Equipment & Products - 0.6%
Brunswick Corp.	52,400	874,032
Eastman Kodak Co.	76,200	1,363,218
Mattel, Inc.	86,000	1,612,500
		3,849,750
Media - 1.7%
Clear Channel Communications, Inc.	67,900	2,047,185
News Corp. Class A	168,600	3,017,940
Regal Entertainment Group Class A	62,400	1,183,104
Time Warner, Inc.	272,100	4,040,685
		10,288,914
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	51,300	1,779,084
Home Depot, Inc.	59,600	1,716,480
PetSmart, Inc.	63,200	1,414,416
Ross Stores, Inc.	93,300	3,124,617
Staples, Inc.	117,300	2,545,410
Williams-Sonoma, Inc. (d)	78,300	2,067,120
		12,647,127
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	56,100	992,409
TOTAL CONSUMER DISCRETIONARY		47,195,284
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.9%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	33,300	$ 1,826,172
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	78,200	3,156,934
Kroger Co.	63,300	1,724,925
SUPERVALU, Inc.	54,500	1,803,950
Sysco Corp.	61,300	1,873,941
Winn-Dixie Stores, Inc. (a)	98,862	1,752,823
		10,312,573
Food Products - 1.5%
Cermaq ASA	65,800	759,479
Marine Harvest ASA (a)(d)	1,558,000	1,031,525
Nestle SA (Reg.)	16,041	7,692,375
		9,483,379
Household Products - 2.1%
Energizer Holdings, Inc. (a)	24,100	1,905,346
Procter & Gamble Co.	168,500	11,297,925
		13,203,271
Tobacco - 1.3%
Altria Group, Inc.	203,800	4,076,000
British American Tobacco PLC sponsored ADR	51,700	3,905,418
		7,981,418
TOTAL CONSUMER STAPLES		42,806,813
ENERGY - 18.4%
Energy Equipment & Services - 2.6%
BJ Services Co.	47,200	1,334,344
Nabors Industries Ltd. (a)	158,932	5,966,307
National Oilwell Varco, Inc. (a)	71,514	4,895,133
Petroleum Geo-Services ASA	49,500	1,351,768
Transocean, Inc. (a)	14,955	2,205,264
		15,752,816
Oil, Gas & Consumable Fuels - 15.8%
Chesapeake Energy Corp.	53,700	2,776,290
ConocoPhillips	352,600	30,376,489
CONSOL Energy, Inc.	29,400	2,380,224
EOG Resources, Inc.	61,800	8,063,664
Exxon Mobil Corp.	174,700	16,259,329
Hess Corp.	26,400	2,803,680
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	131,200	$ 10,917,152
Quicksilver Resources, Inc. (a)	92,500	3,837,825
Suncor Energy, Inc.	31,300	3,532,167
Ultra Petroleum Corp. (a)	97,200	8,074,404
Uranium One, Inc. (a)	85,700	395,696
Valero Energy Corp.	165,900	8,104,215
		97,521,135
TOTAL ENERGY		113,273,951
FINANCIALS - 29.3%
Capital Markets - 4.3%
Charles Schwab Corp.	72,732	1,571,011
Franklin Resources, Inc.	36,900	3,511,035
Julius Baer Holding AG	28,224	2,094,197
KKR Private Equity Investors, LP	134,079	1,950,849
KKR Private Equity Investors, LP Restricted Depositary Units (e)	7,700	112,035
Lehman Brothers Holdings, Inc.	222,200	9,830,128
Morgan Stanley	78,100	3,795,660
State Street Corp.	22,500	1,623,150
T. Rowe Price Group, Inc.	39,600	2,318,976
		26,807,041
Commercial Banks - 2.7%
Associated Banc-Corp.	51,037	1,442,816
HSBC Holdings PLC sponsored ADR	34,500	2,994,255
UniCredit SpA	228,800	1,743,394
Wachovia Corp.	357,542	10,422,349
		16,602,814
Consumer Finance - 0.3%
Capital One Financial Corp. (d)	41,700	2,210,100
Diversified Financial Services - 11.1%
Bank of America Corp.	686,316	25,764,303
CIT Group, Inc.	72,500	789,525
Citigroup, Inc.	794,700	20,082,069
JPMorgan Chase & Co.	429,352	20,458,623
KKR Financial Holdings LLC	131,100	1,664,970
		68,759,490
Insurance - 6.8%
ACE Ltd.	60,680	3,658,397
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	13,615	$ 63,037
American International Group, Inc.	446,700	20,637,540
Argo Group International Holdings, Ltd. (a)	44,888	1,607,888
Everest Re Group Ltd.	16,300	1,472,705
Genworth Financial, Inc. Class A (non-vtg.)	67,500	1,556,550
Hartford Financial Services Group, Inc.	53,700	3,827,199
IPC Holdings Ltd.	106,432	3,098,236
LandAmerica Financial Group, Inc.	23,100	662,970
MBIA, Inc.	24,900	258,960
National Financial Partners Corp. (d)	41,700	1,122,564
Principal Financial Group, Inc.	50,000	2,683,000
XL Capital Ltd. Class A	32,400	1,130,436
		41,779,482
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	23,600	2,478,708
Annaly Capital Management, Inc.	138,300	2,317,908
General Growth Properties, Inc.	63,800	2,613,248
Simon Property Group, Inc.	18,400	1,837,424
		9,247,288
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	180,200	4,166,224
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	55,600	321,368
Fannie Mae	159,340	4,509,322
FirstFed Financial Corp. (a)(d)	72,300	1,104,744
Freddie Mac	40,200	1,001,382
Washington Federal, Inc.	102,836	2,448,525
Washington Mutual, Inc.	86,600	1,064,314
Washington Mutual, Inc. (a)(f)	89,900	1,049,627
		11,499,282
TOTAL FINANCIALS		181,071,721
HEALTH CARE - 5.7%
Biotechnology - 1.1%
Amgen, Inc. (a)	94,500	3,956,715
Biogen Idec, Inc. (a)	25,400	1,541,526
Cephalon, Inc. (a)	20,500	1,279,405
		6,777,646
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	153,800	$ 2,050,154
Covidien Ltd.	105,985	4,948,440
Medtronic, Inc.	86,700	4,220,556
		11,219,150
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc.	63,000	1,649,340
WellPoint, Inc. (a)	40,400	2,009,900
		3,659,240
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	30,900	1,788,183
Pharmaceuticals - 1.9%
Johnson & Johnson	32,300	2,167,007
Merck & Co., Inc.	192,600	7,326,504
Wyeth	46,000	2,045,620
		11,539,131
TOTAL HEALTH CARE		34,983,350
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	111,860	6,644,484
Raytheon Co.	20,500	1,311,385
United Technologies Corp.	88,300	6,399,101
		14,354,970
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	41,900	3,033,979
Airlines - 0.2%
Delta Air Lines, Inc. (a)	60,900	518,259
Northwest Airlines Corp. (a)	56,300	543,858
		1,062,117
Building Products - 0.4%
Masco Corp.	78,400	1,427,664
Owens Corning (a)	47,000	992,170
		2,419,834
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	126,800	1,567,248
The Brink's Co.	21,400	1,556,850
		3,124,098
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.3%
General Electric Co.	492,150	$ 16,093,305
Siemens AG sponsored ADR	34,600	4,098,370
		20,191,675
Machinery - 0.9%
Illinois Tool Works, Inc.	24,400	1,275,876
Ingersoll-Rand Co. Ltd. Class A	48,600	2,156,868
Sulzer AG (Reg.)	15,180	1,991,972
		5,424,716
Road & Rail - 0.6%
Con-way, Inc.	20,700	957,375
Knight Transportation, Inc.	178,400	3,031,016
		3,988,391
TOTAL INDUSTRIALS		53,599,780
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	134,900	3,458,836
Motorola, Inc.	135,600	1,350,576
		4,809,412
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	132,000	6,118,200
International Business Machines Corp.	23,400	2,824,380
NCR Corp. (a)	78,100	1,923,603
		10,866,183
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	9,400	434,092
Avnet, Inc. (a)	87,900	2,302,101
Flextronics International Ltd. (a)	144,100	1,497,199
Motech Industries, Inc.	191,713	1,659,130
Tyco Electronics Ltd.	60,085	2,247,780
		8,140,302
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	50,000	1,802,500
IT Services - 0.5%
The Western Union Co.	89,300	2,053,900
Unisys Corp. (a)	255,300	1,062,048
		3,115,948
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	33,800	$ 1,088,698
Applied Materials, Inc.	89,600	1,671,936
Atmel Corp. (a)	156,200	581,064
Lam Research Corp. (a)	46,200	1,886,808
Maxim Integrated Products, Inc.	46,000	967,380
Novellus Systems, Inc. (a)	55,400	1,211,044
ON Semiconductor Corp. (a)	23,100	172,557
		7,579,487
TOTAL INFORMATION TECHNOLOGY		36,313,832
MATERIALS - 3.1%
Chemicals - 0.6%
Agrium, Inc.	16,400	1,289,560
Albemarle Corp.	45,290	1,694,299
Chemtura Corp.	93,500	647,020
		3,630,879
Containers & Packaging - 0.1%
Temple-Inland, Inc.	42,600	497,142
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd.	14,800	929,501
Alcoa, Inc.	117,700	4,093,606
Allegheny Technologies, Inc.	11,900	819,077
ArcelorMittal SA (NY Reg.) Class A	40,500	3,608,145
Carpenter Technology Corp.	34,100	1,748,648
Lihir Gold Ltd. (a)	448,526	1,243,832
Newcrest Mining Ltd.	55,804	1,521,213
Randgold Resources Ltd. sponsored ADR	29,400	1,338,288
		15,302,310
TOTAL MATERIALS		19,430,331
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	589,110	22,804,448
Cincinnati Bell, Inc. (a)	308,800	1,432,832
Embarq Corp.	27,400	1,139,018
Qwest Communications International, Inc.	327,700	1,690,932
Verizon Communications, Inc.	330,573	12,720,449
		39,787,679
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	30,600	$ 1,328,652
TOTAL TELECOMMUNICATION SERVICES		41,116,331
UTILITIES - 5.8%
Electric Utilities - 2.5%
E.ON AG sponsored ADR	32,300	2,125,340
Edison International	50,400	2,629,368
Entergy Corp.	52,000	5,972,720
PPL Corp.	98,000	4,705,960
		15,433,388
Independent Power Producers & Energy Traders - 2.5%
AES Corp. (a)	105,200	1,826,272
Constellation Energy Group, Inc.	78,100	6,611,165
NRG Energy, Inc. (a)	74,900	3,291,855
Reliant Energy, Inc. (a)	140,800	3,624,192
		15,353,484
Multi-Utilities - 0.8%
CMS Energy Corp.	106,300	1,549,854
Sempra Energy	37,600	2,130,792
Wisconsin Energy Corp.	28,500	1,352,610
		5,033,256
TOTAL UTILITIES		35,820,128
TOTAL COMMON STOCKS (Cost $604,727,040)		605,611,521
Convertible Preferred Stocks - 1.3%

FINANCIALS - 1.3%
Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	1,800	2,125,648
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	700	807,289
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	5,100	277,389
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Washington Mutual, Inc. (f)	33	$ 4,635,086
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,055,000)		7,845,412
Investment Companies - 0.2%

Ares Capital Corp. (Cost $1,609,988)	94,900	1,068,574
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 2.51% (b)	1,043,268	1,043,268
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	5,059,075	5,059,075
TOTAL MONEY MARKET FUNDS (Cost $6,102,343)		6,102,343
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $618,494,371)		620,627,850
NET OTHER ASSETS - (0.6)%		(3,645,911)
NET ASSETS - 100%		$ 616,981,939
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,035 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,684,713 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Washington Mutual, Inc.	4/8/08	$ 786,625
Washington Mutual, Inc.	4/8/08	$ 3,300,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 98,728
Fidelity Securities Lending Cash Central Fund	108,676
Total	$ 207,404
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $622,385,416. Net unrealized depreciation aggregated $1,757,566, of which $77,273,101 related to appreciated investment securities and $79,030,667 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

April 30, 2008

1.800335.104

DGF-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.3%
Harley-Davidson, Inc.	761,600	$ 29,131
Media - 6.9%
Clear Channel Communications, Inc.	4,518,735	136,240
Omnicom Group, Inc.	3,007,050	143,557
The Walt Disney Co.	1,883,600	61,085
Time Warner, Inc.	29,587,800	439,379
		780,261
Multiline Retail - 1.8%
Kohl's Corp. (a)(d)	1,779,600	86,933
Target Corp.	2,160,264	114,775
		201,708
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	300,000	22,293
Home Depot, Inc.	3,609,368	103,950
Lowe's Companies, Inc.	1,000,000	25,190
Staples, Inc.	2,529,682	54,894
		206,327
TOTAL CONSUMER DISCRETIONARY		1,217,427
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	5,359,100	216,347
Sysco Corp.	1,000,000	30,570
Wal-Mart Stores, Inc.	1,722,447	99,867
		346,784
Household Products - 0.9%
Kimberly-Clark Corp.	696,700	44,582
Procter & Gamble Co.	848,546	56,895
		101,477
TOTAL CONSUMER STAPLES		448,261
ENERGY - 10.6%
Energy Equipment & Services - 3.5%
BJ Services Co.	1,206,800	34,116
Diamond Offshore Drilling, Inc.	552,500	69,289
Halliburton Co.	640,100	29,387
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	4,392,082	$ 164,879
Transocean, Inc. (a)	640,907	94,508
		392,179
Oil, Gas & Consumable Fuels - 7.1%
Boardwalk Pipeline Partners, LP	700,000	17,703
Chesapeake Energy Corp.	1,791,200	92,605
ConocoPhillips	5,430,625	467,848
Copano Energy LLC	200,000	7,416
EOG Resources, Inc.	205,400	26,801
Quicksilver Resources, Inc. (a)	487,100	20,210
Sunoco, Inc.	400,000	18,564
Ultra Petroleum Corp. (a)	694,200	57,667
Valero Energy Corp.	1,477,945	72,198
XTO Energy, Inc.	459,875	28,448
		809,460
TOTAL ENERGY		1,201,639
FINANCIALS - 17.9%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	1,029,607	44,819
Credit Suisse Group sponsored ADR	500,000	26,675
Franklin Resources, Inc.	650,300	61,876
Goldman Sachs Group, Inc.	82,600	15,807
Lehman Brothers Holdings, Inc.	1,048,200	46,372
		195,549
Commercial Banks - 4.7%
PNC Financial Services Group, Inc.	3,753,207	260,285
Wachovia Corp.	9,097,200	265,183
		525,468
Consumer Finance - 0.5%
American Express Co.	1,180,400	56,683
Diversified Financial Services - 3.7%
Bank of America Corp.	6,786,603	254,769
CIT Group, Inc. (d)	1,705,400	18,572
Citigroup, Inc.	5,564,295	140,610
		413,951
Insurance - 7.2%
American International Group, Inc.	11,472,700	530,039
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	3,278,220	$ 233,639
MetLife, Inc.	896,900	54,576
		818,254
Thrifts & Mortgage Finance - 0.1%
Washington Mutual, Inc. (a)(e)	662,800	7,739
TOTAL FINANCIALS		2,017,644
HEALTH CARE - 18.3%
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	997,800	13,301
Medtronic, Inc.	1,104,100	53,748
		67,049
Health Care Providers & Services - 6.0%
Cardinal Health, Inc.	12,859,896	669,615
Pharmaceuticals - 11.7%
GlaxoSmithKline PLC sponsored ADR	500,000	22,055
Johnson & Johnson	10,481,932	703,231
Merck & Co., Inc.	2,741,905	104,302
Schering-Plough Corp.	4,421,430	81,399
Wyeth	9,269,660	412,222
		1,323,209
TOTAL HEALTH CARE		2,059,873
INDUSTRIALS - 8.7%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	2,653,200	157,600
Raytheon Co.	1,273,900	81,491
The Boeing Co.	1,382,800	117,344
		356,435
Air Freight & Logistics - 1.3%
FedEx Corp.	390,000	37,389
United Parcel Service, Inc. Class B	1,553,190	112,466
		149,855
Airlines - 1.0%
AMR Corp. (a)	5,412,300	47,466
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	3,823,000	$ 32,534
Northwest Airlines Corp. (a)	3,622,000	34,989
		114,989
Commercial Services & Supplies - 0.1%
Cintas Corp.	200,000	5,922
Electrical Equipment - 0.9%
Cooper Industries Ltd. Class A	2,518,173	106,745
Industrial Conglomerates - 1.0%
General Electric Co.	2,719,785	88,937
Tyco International Ltd.	500,000	23,395
		112,332
Machinery - 1.2%
Illinois Tool Works, Inc.	1,796,574	93,943
Ingersoll-Rand Co. Ltd. Class A	1,040,100	46,160
		140,103
TOTAL INDUSTRIALS		986,381
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	15,487,100	397,089
Corning, Inc.	1,200,000	32,052
Motorola, Inc.	22,915,420	228,238
QUALCOMM, Inc.	1,012,200	43,717
		701,096
Computers & Peripherals - 2.2%
EMC Corp. (a)	2,706,300	41,677
Hewlett-Packard Co.	3,700,200	171,504
International Business Machines Corp.	288,319	34,800
		247,981
Electronic Equipment & Instruments - 0.9%
Tyco Electronics Ltd.	2,851,972	106,692
IT Services - 3.2%
Accenture Ltd. Class A	5,966,060	224,026
The Western Union Co.	4,869,194	111,991
Visa, Inc.	312,300	26,061
		362,078
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	500,000	$ 6,985
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	1,829,800	58,938
Applied Materials, Inc.	2,260,200	42,175
Cymer, Inc. (a)	500,000	12,995
Lam Research Corp. (a)	1,528,593	62,428
Linear Technology Corp. (d)	2,179,619	76,199
National Semiconductor Corp.	2,372,777	48,381
Novellus Systems, Inc. (a)(d)	1,752,500	38,310
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,558,969	28,763
		368,189
Software - 3.9%
Microsoft Corp.	10,306,987	293,955
Oracle Corp. (a)	6,942,400	144,749
		438,704
TOTAL INFORMATION TECHNOLOGY		2,231,725
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	6,919,946	267,871
Qwest Communications International, Inc.	18,268,957	94,268
Verizon Communications, Inc.	5,388,532	207,351
		569,490
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	2,337,686	18,678
TOTAL TELECOMMUNICATION SERVICES		588,168
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	200,000	9,492
TOTAL COMMON STOCKS (Cost $9,907,281)		10,760,610
Convertible Preferred Stocks - 0.4%
	Shares	Value (000s)
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	93,900	$ 5,107
Thrifts & Mortgage Finance - 0.3%
Washington Mutual, Inc. (e)	242	33,991
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,895)		39,098
Convertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36 (Cost $12,030)	$ 12,030	13,304
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	529,957,876	529,958
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	71,629,050	71,629
TOTAL MONEY MARKET FUNDS (Cost $601,587)		601,587
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $10,549,793)		11,414,599
NET OTHER ASSETS - (1.2)%		(133,488)
NET ASSETS - 100%		$ 11,281,111
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,730,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Washington Mutual, Inc.	4/8/08	$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,803
Fidelity Securities Lending Cash Central Fund	158
Total	$ 12,961
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $10,600,371,000. Net unrealized appreciation aggregated $814,228,000, of which $1,698,428,000 related to appreciated investment securities and $884,200,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income Portfolio

April 30, 2008

1.800339.104

GAI-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.3%
Fiat SpA (d)	2,200,000	$ 49,445
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,500,000	76,350
Household Durables - 3.3%
Centex Corp.	2,500,000	52,050
D.R. Horton, Inc.	7,000,000	108,430
KB Home (d)	3,800,000	85,500
Ryland Group, Inc. (d)(e)	2,500,000	79,950
Standard Pacific Corp. (d)(e)	4,000,000	20,240
Toll Brothers, Inc. (a)(d)	4,700,000	106,408
Whirlpool Corp.	900,000	65,502
		518,080
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A (a)(d)	1,500,000	34,500
Comcast Corp. Class A	10,100,000	207,555
Focus Media Holding Ltd. ADR (a)(d)	1,618,900	59,721
Grupo Televisa SA de CV (CPO) sponsored ADR	3,500,000	86,380
		388,156
Multiline Retail - 0.5%
Kohl's Corp. (a)	1,500,000	73,275
Specialty Retail - 2.6%
Home Depot, Inc. (d)	4,300,000	123,840
Staples, Inc.	13,400,000	290,780
		414,620
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	1,400,000	49,798
TOTAL CONSUMER DISCRETIONARY		1,569,724
CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	5,300,000	213,961
X5 Retail Group NV:
GDR (a)(f)	2,000,000	70,000
GDR rights 5/2/08 (a)	2,000,000	6,078
		290,039
Food Products - 0.6%
Nestle SA (Reg.)	200,000	95,909
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 3.2%
Procter & Gamble Co.	7,400,000	$ 496,170
TOTAL CONSUMER STAPLES		882,118
ENERGY - 12.5%
Energy Equipment & Services - 2.4%
National Oilwell Varco, Inc. (a)	1,000,000	68,450
Schlumberger Ltd. (NY Shares)	1,950,000	196,073
Smith International, Inc.	700,000	53,557
Weatherford International Ltd. (a)	800,000	64,536
		382,616
Oil, Gas & Consumable Fuels - 10.1%
Canadian Natural Resources Ltd.	1,000,000	84,947
Chesapeake Energy Corp.	5,300,000	274,010
EOG Resources, Inc.	2,400,000	313,152
Occidental Petroleum Corp.	2,700,000	224,667
Petroplus Holdings AG (a)	1,300,000	81,344
Plains Exploration & Production Co. (a)	2,300,000	143,244
Ultra Petroleum Corp. (a)	1,700,000	141,219
Valero Energy Corp.	4,500,000	219,825
XTO Energy, Inc.	1,700,000	105,162
		1,587,570
TOTAL ENERGY		1,970,186
FINANCIALS - 32.4%
Capital Markets - 5.1%
AP Alternative Assets, L.P. Restricted Depositary Units (a)(f)	4,454,200	53,450
Goldman Sachs Group, Inc.	1,000,000	191,370
KKR Private Equity Investors, LP	4,229,227	61,535
KKR Private Equity Investors, LP Restricted Depositary Units (f)	6,842,100	99,553
Lehman Brothers Holdings, Inc.	6,700,000	296,408
State Street Corp.	1,550,000	111,817
		814,133
Commercial Banks - 4.9%
Erste Bank AG (d)	1,600,000	119,143
Wachovia Corp. (d)	22,420,600	653,560
		772,703
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.7%
American Express Co. (d)	3,500,000	$ 168,070
Capital One Financial Corp. (d)	1,800,000	95,400
		263,470
Diversified Financial Services - 8.1%
African Bank Investments Ltd.	15,000,000	52,676
Bank of America Corp.	19,900,000	747,046
CIT Group, Inc.	3,316,400	36,116
Citigroup, Inc.	6,000,000	151,620
JPMorgan Chase & Co.	6,200,000	295,430
		1,282,888
Insurance - 10.2%
ACE Ltd.	1,850,000	111,537
AMBAC Financial Group, Inc. (d)(e)	18,000,000	83,340
American International Group, Inc.	21,300,000	984,059
Assured Guaranty Ltd.	3,000,000	75,870
Hartford Financial Services Group, Inc.	2,300,000	163,921
RenaissanceRe Holdings Ltd.	2,650,000	136,316
XL Capital Ltd. Class A	1,800,000	62,802
		1,617,845
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	4,070,922	94,120
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	4,000,000	113,200
Freddie Mac	3,500,000	87,185
MGIC Investment Corp. (d)	4,500,000	58,635
Radian Group, Inc. (d)	2,500,000	13,500
Washington Mutual, Inc. (a)(g)	1,657,100	19,347
		291,867
TOTAL FINANCIALS		5,137,026
HEALTH CARE - 9.4%
Biotechnology - 3.6%
Amgen, Inc. (a)	3,600,000	150,732
Celgene Corp. (a)	1,300,000	80,782
Cephalon, Inc. (a)(d)	1,500,000	93,615
Genentech, Inc. (a)	1,300,000	88,660
MannKind Corp. (a)(d)	3,500,000	9,100
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	1,400,000	$ 58,156
Vertex Pharmaceuticals, Inc. (a)	3,200,000	81,664
		562,709
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.	700,000	62,580
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	2,400,000	124,968
UnitedHealth Group, Inc.	2,900,000	94,627
WellPoint, Inc. (a)	1,000,000	49,750
		269,345
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)(d)	1,100,000	85,679
Pharmaceuticals - 3.2%
Allergan, Inc.	2,200,000	124,014
Elan Corp. PLC sponsored ADR (a)	6,400,000	168,256
Roche Holding AG (participation certificate)	775,000	129,217
Sirtris Pharmaceuticals, Inc. (d)	875,000	19,556
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,300,000	60,814
		501,857
TOTAL HEALTH CARE		1,482,170
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	3,900,000	231,660
Airlines - 0.2%
UAL Corp.	2,200,000	32,780
Commercial Services & Supplies - 1.4%
Corporate Executive Board Co.	1,000,000	43,570
Robert Half International, Inc.	7,600,000	180,120
		223,690
Electrical Equipment - 3.3%
Evergreen Solar, Inc. (a)(d)(e)	6,300,000	54,117
Q-Cells AG (a)(d)	900,000	105,388
Renewable Energy Corp. AS (a)	3,000,000	102,701
SolarWorld AG	1,700,000	91,744
Sunpower Corp. Class A (a)(d)	900,000	78,543
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	2,000,000	89,460
		521,953
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 4.7%
General Electric Co.	22,800,000	$ 745,560
Machinery - 1.2%
Illinois Tool Works, Inc.	3,700,000	193,473
TOTAL INDUSTRIALS		1,949,116
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	15,000,000	384,600
Corning, Inc.	7,000,000	186,970
		571,570
Computers & Peripherals - 2.0%
Hewlett-Packard Co.	7,000,000	324,450
Electronic Equipment & Instruments - 1.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	18,000,000	104,344
Motech Industries, Inc.	8,600,000	74,426
		178,770
Internet Software & Services - 3.0%
Google, Inc. Class A (sub. vtg.) (a)	700,000	402,003
ValueClick, Inc. (a)	3,400,000	67,830
		469,833
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	6,100,000	196,725
Infosys Technologies Ltd. sponsored ADR (d)	2,500,000	109,225
Satyam Computer Services Ltd. sponsored ADR (d)	2,700,000	69,336
Visa, Inc.	950,000	79,278
		454,564
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	6,500,000	121,290
ARM Holdings PLC	61,000,000	122,496
ASML Holding NV (NY Shares)	2,500,000	70,900
MediaTek, Inc.	4,000,000	51,893
Taiwan Semiconductor Manufacturing Co. Ltd.	65,000,000	142,393
		508,972
TOTAL INFORMATION TECHNOLOGY		2,508,159
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.8%
Chemicals - 0.4%
Tokuyama Corp.	7,000,000	$ 63,540
Metals & Mining - 0.4%
ArcelorMittal SA (NY Reg.) Class A	700,000	62,363
TOTAL MATERIALS		125,903
TOTAL COMMON STOCKS (Cost $15,374,353)		15,624,402
Convertible Preferred Stocks - 1.1%

FINANCIALS - 1.1%
Capital Markets - 0.6%
Lehman Brothers Holdings, Inc. 7.25%	75,000	88,569
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	133,100	7,239
Thrifts & Mortgage Finance - 0.5%
Washington Mutual, Inc. (g)	605	84,977
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $142,155)		180,785
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 2.51% (b)	65,825,462	65,825
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	886,125,675	886,126
TOTAL MONEY MARKET FUNDS (Cost $951,951)		951,951
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $16,468,459)		16,757,138
NET OTHER ASSETS - (5.8)%		(918,131)
NET ASSETS - 100%		$ 15,839,007
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,003,000 or 1.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,324,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Washington Mutual, Inc.	4/8/08	$ 14,500
Washington Mutual, Inc.	4/8/08	$ 60,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,597
Fidelity Securities Lending Cash Central Fund	5,116
Total	$ 6,713
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMBAC Financial Group, Inc.	$ -	$ 363,774	$ 3,374	$ 1,761	$ 83,340
Evergreen Solar, Inc.	31,654	33,209	-	-	54,117
Illumina, Inc.	132,153	-	121,078	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MGIC Investment Corp.	$ 180,856	$ 8,429	$ 15,616	$ 1,384	$ -
RenaissanceRe Holdings Ltd.	208,806	-	59,390	2,112	-
Robert Half International, Inc.	305,910	8,323	49,124	2,665	-
Ryland Group, Inc.	106,400	13,164	36,918	1,188	79,950
Sirtris Pharmaceuticals, Inc.	4,238	20,791	18,381	-	-
Standard Pacific Corp.	59,240	-	-	160	20,240
Total	$ 1,029,257	$ 447,690	$ 303,881	$ 9,270	$ 237,647
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $16,524,397,000. Net unrealized appreciation aggregated $232,741,000, of which $2,739,388,000 related to appreciated investment securities and $2,506,647,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

April 30, 2008

1.815812.103

IRE-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 17.0%
Aspen Group unit	298,506	$ 422,349
Centro Retail Group unit	8,550,000	3,871,098
CFS Retail Property Trust	6,576,178	13,894,675
Charter Hall Group unit	5,256,676	7,164,830
DEXUS Property Group unit	6,273,485	10,444,325
Goodman Group unit	4,424,779	18,865,001
Stockland Corp. Ltd. unit	1,704,290	11,622,742
The GPT Group unit	3,689,378	11,588,419
Westfield Group unit	2,807,771	48,307,363
TOTAL AUSTRALIA		126,180,802
Bermuda - 0.7%
HKC Holdings Ltd.	22,659,000	4,971,916
Brazil - 0.5%
Iguatemi Empresa de Shopping Centers SA	295,000	3,815,726
Cayman Islands - 1.6%
KWG Property Holding Ltd.	2,460,000	2,572,644
New World China Land Ltd. (d)	12,656,200	9,516,734
TOTAL CAYMAN ISLANDS		12,089,378
China - 1.1%
China Resources Land Ltd.	3,928,000	8,094,760
Cyprus - 0.5%
Mirland Development Corp. PLC (a)	445,000	4,069,948
Finland - 2.0%
Citycon Oyj	2,527,403	14,716,823
France - 8.7%
Fonciere Des Regions	73,600	11,225,433
Societe de la Tour Eiffel	35,500	5,091,348
Unibail-Rodamco (d)	184,717	47,798,837
TOTAL FRANCE		64,115,618
Germany - 1.2%
DIC Asset AG	214,960	7,036,988
Patrizia Immobilien AG (d)	375,100	2,154,893
TOTAL GERMANY		9,191,881
Greece - 2.6%
Babis Vovos International Technical SA (a)	641,830	19,538,236
Hong Kong - 21.7%
China Overseas Land & Investment Ltd.	9,292,000	19,554,198
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	4,364,000	$ 17,751,333
Hong Kong Land Holdings Ltd.	4,490,000	20,384,600
Hysan Development Co. Ltd.	1,378,032	3,996,269
Kerry Properties Ltd.	1,584,411	10,724,506
Link (REIT)	2,516,915	6,039,446
New World Development Co. Ltd.	5,233,000	13,496,892
Sino Land Co.	5,538,000	13,999,294
Sun Hung Kai Properties Ltd.	3,133,000	54,875,693
TOTAL HONG KONG		160,822,231
Italy - 0.8%
Immobiliare Grande Distribuzione SpA (d)	1,649,700	5,712,119
Japan - 18.0%
Aeon Mall Co. Ltd.	130,000	4,080,480
DA Office Investment Corp.	626	2,458,322
Kenedix Realty Investment Corp.	1,451	8,586,732
Kenedix, Inc.	2,546	3,918,341
Mitsubishi Estate Co. Ltd.	1,683,000	48,937,758
Mitsui Fudosan Co. Ltd.	1,246,000	31,481,783
Nippon Building Fund, Inc.	1,454	19,082,595
Nippon Residential Investment Corp.	639	2,070,068
Sumitomo Realty & Development Co. Ltd.	502,000	12,581,289
TOTAL JAPAN		133,197,368
Netherlands - 1.5%
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	190,432	10,999,486
Norway - 0.7%
Norwegian Property ASA (d)	587,000	5,120,393
Philippines - 1.2%
Ayala Land, Inc.	21,456,760	4,979,899
Filinvest Land, Inc.	160,414,000	3,799,029
TOTAL PHILIPPINES		8,778,928
Russia - 0.9%
PIK Group GDR (e)	248,600	6,612,760
Singapore - 5.7%
Ascendas Real Estate Investment Trust (A-REIT)	3,511,000	6,653,838
CapitaLand Ltd.	4,322,900	21,644,784
CapitaMall Trust	2,887,000	7,408,569
Common Stocks - continued
	Shares	Value
Singapore - continued
City Developments Ltd.	437,000	$ 3,899,196
Macquarie MEAG Prime (REIT)	2,600,000	2,358,233
TOTAL SINGAPORE		41,964,620
United Kingdom - 9.4%
British Land Co. PLC	926,600	15,493,848
Capital & Regional PLC	542,000	4,668,838
Hammerson PLC	800,500	16,043,269
Land Securities Group PLC	797,600	24,421,754
Unite Group PLC	1,505,900	8,712,847
TOTAL UNITED KINGDOM		69,340,556
TOTAL COMMON STOCKS (Cost $686,437,479)		709,333,549
Investment Companies - 0.8%

Luxembourg - 0.8%
ProLogis European Properties Fund (Cost $7,419,348)	377,000	6,120,761
Money Market Funds - 9.9%

Fidelity Cash Central Fund, 2.51% (b)	21,547,075	21,547,075
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	52,196,250	52,196,250
TOTAL MONEY MARKET FUNDS (Cost $73,743,325)		73,743,325
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $767,600,152)		789,197,635
NET OTHER ASSETS - (6.5)%		(48,491,596)
NET ASSETS - 100%		$ 740,706,039
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,612,760 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 634,780
Fidelity Securities Lending Cash Central Fund	367,221
Total	$ 1,002,001
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $792,596,967. Net unrealized depreciation aggregated $3,399,332, of which $63,185,126 related to appreciated investment securities and $66,584,458 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.847932.101

AIRE-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 17.0%
Aspen Group unit	298,506	$ 422,349
Centro Retail Group unit	8,550,000	3,871,098
CFS Retail Property Trust	6,576,178	13,894,675
Charter Hall Group unit	5,256,676	7,164,830
DEXUS Property Group unit	6,273,485	10,444,325
Goodman Group unit	4,424,779	18,865,001
Stockland Corp. Ltd. unit	1,704,290	11,622,742
The GPT Group unit	3,689,378	11,588,419
Westfield Group unit	2,807,771	48,307,363
TOTAL AUSTRALIA		126,180,802
Bermuda - 0.7%
HKC Holdings Ltd.	22,659,000	4,971,916
Brazil - 0.5%
Iguatemi Empresa de Shopping Centers SA	295,000	3,815,726
Cayman Islands - 1.6%
KWG Property Holding Ltd.	2,460,000	2,572,644
New World China Land Ltd. (d)	12,656,200	9,516,734
TOTAL CAYMAN ISLANDS		12,089,378
China - 1.1%
China Resources Land Ltd.	3,928,000	8,094,760
Cyprus - 0.5%
Mirland Development Corp. PLC (a)	445,000	4,069,948
Finland - 2.0%
Citycon Oyj	2,527,403	14,716,823
France - 8.7%
Fonciere Des Regions	73,600	11,225,433
Societe de la Tour Eiffel	35,500	5,091,348
Unibail-Rodamco (d)	184,717	47,798,837
TOTAL FRANCE		64,115,618
Germany - 1.2%
DIC Asset AG	214,960	7,036,988
Patrizia Immobilien AG (d)	375,100	2,154,893
TOTAL GERMANY		9,191,881
Greece - 2.6%
Babis Vovos International Technical SA (a)	641,830	19,538,236
Hong Kong - 21.7%
China Overseas Land & Investment Ltd.	9,292,000	19,554,198
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	4,364,000	$ 17,751,333
Hong Kong Land Holdings Ltd.	4,490,000	20,384,600
Hysan Development Co. Ltd.	1,378,032	3,996,269
Kerry Properties Ltd.	1,584,411	10,724,506
Link (REIT)	2,516,915	6,039,446
New World Development Co. Ltd.	5,233,000	13,496,892
Sino Land Co.	5,538,000	13,999,294
Sun Hung Kai Properties Ltd.	3,133,000	54,875,693
TOTAL HONG KONG		160,822,231
Italy - 0.8%
Immobiliare Grande Distribuzione SpA (d)	1,649,700	5,712,119
Japan - 18.0%
Aeon Mall Co. Ltd.	130,000	4,080,480
DA Office Investment Corp.	626	2,458,322
Kenedix Realty Investment Corp.	1,451	8,586,732
Kenedix, Inc.	2,546	3,918,341
Mitsubishi Estate Co. Ltd.	1,683,000	48,937,758
Mitsui Fudosan Co. Ltd.	1,246,000	31,481,783
Nippon Building Fund, Inc.	1,454	19,082,595
Nippon Residential Investment Corp.	639	2,070,068
Sumitomo Realty & Development Co. Ltd.	502,000	12,581,289
TOTAL JAPAN		133,197,368
Netherlands - 1.5%
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	190,432	10,999,486
Norway - 0.7%
Norwegian Property ASA (d)	587,000	5,120,393
Philippines - 1.2%
Ayala Land, Inc.	21,456,760	4,979,899
Filinvest Land, Inc.	160,414,000	3,799,029
TOTAL PHILIPPINES		8,778,928
Russia - 0.9%
PIK Group GDR (e)	248,600	6,612,760
Singapore - 5.7%
Ascendas Real Estate Investment Trust (A-REIT)	3,511,000	6,653,838
CapitaLand Ltd.	4,322,900	21,644,784
CapitaMall Trust	2,887,000	7,408,569
Common Stocks - continued
	Shares	Value
Singapore - continued
City Developments Ltd.	437,000	$ 3,899,196
Macquarie MEAG Prime (REIT)	2,600,000	2,358,233
TOTAL SINGAPORE		41,964,620
United Kingdom - 9.4%
British Land Co. PLC	926,600	15,493,848
Capital & Regional PLC	542,000	4,668,838
Hammerson PLC	800,500	16,043,269
Land Securities Group PLC	797,600	24,421,754
Unite Group PLC	1,505,900	8,712,847
TOTAL UNITED KINGDOM		69,340,556
TOTAL COMMON STOCKS (Cost $686,437,479)		709,333,549
Investment Companies - 0.8%

Luxembourg - 0.8%
ProLogis European Properties Fund (Cost $7,419,348)	377,000	6,120,761
Money Market Funds - 9.9%

Fidelity Cash Central Fund, 2.51% (b)	21,547,075	21,547,075
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	52,196,250	52,196,250
TOTAL MONEY MARKET FUNDS (Cost $73,743,325)		73,743,325
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $767,600,152)		789,197,635
NET OTHER ASSETS - (6.5)%		(48,491,596)
NET ASSETS - 100%		$ 740,706,039
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,612,760 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 634,780
Fidelity Securities Lending Cash Central Fund	367,221
Total	$ 1,002,001
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $792,596,967. Net unrealized depreciation aggregated $3,399,332, of which $63,185,126 related to appreciated investment securities and $66,584,458 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Leveraged Company Stock Fund

April 30, 2008

1.800341.104

LSF-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.3%
IdleAire Technologies Corp. warrants 12/15/15 (a)(g)	24,470	$ 0
The Goodyear Tire & Rubber Co. (a)	564,063	15,106
WABCO Holdings, Inc.	211,533	10,103
		25,209
Diversified Consumer Services - 2.7%
Carriage Services, Inc. Class A (a)	266,200	2,209
Regis Corp.	319,946	9,342
Service Corp. International (e)(f)	15,606,400	173,387
Stewart Enterprises, Inc. Class A	2,979,752	20,352
		205,290
Hotels, Restaurants & Leisure - 0.5%
Bally Technologies, Inc. (a)(e)	852,360	28,716
Six Flags, Inc. (a)	3,295,400	5,932
The Steak n Shake Co. (a)(e)	659,400	5,222
		39,870
Household Durables - 0.2%
Lennar Corp. Class A (e)	983,400	18,114
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	870,287	11,958
Media - 0.8%
Charter Communications, Inc. Class A (a)	12,399,171	13,267
Cinemark Holdings, Inc. (e)	1,554,497	23,022
Comcast Corp. Class A	315,700	6,488
Gray Television, Inc.	1,995,535	9,379
Knology, Inc. (a)	113,144	1,451
Nexstar Broadcasting Group, Inc. Class A (a)	1,040,500	5,868
		59,475
Specialty Retail - 0.3%
Gamestop Corp. Class A (a)	152,000	8,366
The Pep Boys - Manny, Moe & Jack (e)	1,185,692	10,576
		18,942
TOTAL CONSUMER DISCRETIONARY		378,858
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.5%
Koninklijke Ahold NV sponsored ADR	2,484,960	36,653
Kroger Co.	339,300	9,246
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	181,300	$ 5,729
SUPERVALU, Inc. (e)	1,792,817	59,342
		110,970
Food Products - 2.1%
Corn Products International, Inc.	994,019	46,103
Darling International, Inc. (a)	2,498,930	38,159
Dean Foods Co.	989,600	22,998
Pilgrims Pride Corp. Class B	240,700	5,818
Smithfield Foods, Inc. (a)	1,521,976	43,650
		156,728
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	3,694,361	3,547
TOTAL CONSUMER STAPLES		271,245
ENERGY - 41.6%
Energy Equipment & Services - 9.0%
Basic Energy Services, Inc. (a)	249,300	5,784
Exterran Holdings, Inc. (a)(f)	4,225,927	282,250
Grey Wolf, Inc. (a)	8,326,600	52,208
Hercules Offshore, Inc. (a)(e)	1,292,622	34,074
Nabors Industries Ltd. (a)	808,800	30,362
National Oilwell Varco, Inc. (a)	1,009,090	69,072
Noble Corp.	696,000	39,171
Oil States International, Inc. (a)	270,700	13,551
Parker Drilling Co. (a)	1,200,000	9,624
Petroleum Geo-Services ASA	1,049,100	28,649
Petroleum Geo-Services ASA sponsored ADR	2,244,777	60,609
Pride International, Inc. (a)	646,100	27,427
Rowan Companies, Inc.	321,100	12,520
Schoeller-Bleckmann Oilfield Equipment AG	200,000	17,481
		682,782
Oil, Gas & Consumable Fuels - 32.6%
Alpha Natural Resources, Inc. (a)	3,103,434	150,982
Anadarko Petroleum Corp.	340,948	22,693
Arch Coal, Inc.	688,255	39,478
Cabot Oil & Gas Corp.	787,400	44,858
Chesapeake Energy Corp.	4,793,700	247,834
ConocoPhillips	414,631	35,720
El Paso Corp.	12,657,276	216,946
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	368,700	$ 48,108
Forest Oil Corp. (a)(e)(f)	4,814,100	283,695
Frontier Oil Corp.	1,583,600	39,352
General Maritime Corp. (f)	2,849,200	74,450
Mariner Energy, Inc. (a)	2,921,653	80,521
Massey Energy Co.	2,157,500	112,902
Nexen, Inc.	863,200	29,913
OPTI Canada, Inc. (a)	1,311,300	27,760
Overseas Shipholding Group, Inc. (f)	2,008,500	151,160
Paladin Energy Ltd. (a)(e)	2,042,400	8,188
Peabody Energy Corp.	2,676,813	163,634
Petrohawk Energy Corp. (a)	2,792,748	66,021
Plains Exploration & Production Co. (a)	360,660	22,462
Range Resources Corp.	3,289,300	218,344
Ship Finance International Ltd.:
(Norway)	53,099	1,513
(NY Shares)	1,275,051	38,660
Stone Energy Corp. (a)	557,132	33,952
Teekay Corp.	3,343,200	152,584
Teekay Tankers Ltd.	64,100	1,294
Valero Energy Corp.	1,302,400	63,622
Williams Companies, Inc.	1,784,400	63,346
XTO Energy, Inc.	571,245	35,337
		2,475,329
TOTAL ENERGY		3,158,111
FINANCIALS - 2.0%
Capital Markets - 0.4%
Legg Mason, Inc.	553,200	33,347
Commercial Banks - 0.7%
PNC Financial Services Group, Inc.	157,200	10,902
Wachovia Corp.	1,507,300	43,938
		54,840
Diversified Financial Services - 0.5%
Bank of America Corp.	410,300	15,403
CIT Group, Inc.	334,900	3,647
Citigroup, Inc.	902,100	22,796
		41,846
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	553,200	$ 12,790
Thrifts & Mortgage Finance - 0.2%
Washington Mutual, Inc. (a)(i)	1,032,200	12,051
TOTAL FINANCIALS		154,874
HEALTH CARE - 5.4%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	808
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	430,100	26,804
Beckman Coulter, Inc.	304,200	20,777
Hospira, Inc. (a)	361,900	14,892
Inverness Medical Innovations, Inc. (a)	518,708	19,192
TomoTherapy, Inc. (e)	302,420	2,952
		84,617
Health Care Providers & Services - 4.2%
Community Health Systems, Inc. (a)	1,463,229	54,915
DaVita, Inc. (a)(e)	2,042,600	107,053
Rural/Metro Corp. (a)	834,200	1,643
Sun Healthcare Group, Inc. (a)	915,760	12,042
Tenet Healthcare Corp. (a)	22,255,183	142,433
		318,086
Pharmaceuticals - 0.1%
Salix Pharmaceuticals Ltd. (a)	632,610	4,441
TOTAL HEALTH CARE		407,952
INDUSTRIALS - 12.4%
Aerospace & Defense - 0.7%
American Science & Engineering, Inc. (e)	314,591	15,330
Teledyne Technologies, Inc. (a)	368,594	21,648
United Technologies Corp.	261,450	18,947
		55,925
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	179,465	2,993
Airlines - 0.7%
AirTran Holdings, Inc. (a)(e)	861,500	2,938
AMR Corp. (a)	670,630	5,881
Delta Air Lines, Inc. (a)	4,112,876	35,001
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. (a)	212,565	$ 2,053
UAL Corp.	280,400	4,178
		50,051
Building Products - 1.7%
Armstrong World Industries, Inc.	121,433	4,322
Owens Corning (a)(e)	4,474,490	94,456
Owens Corning warrants 10/31/13 (a)	406,600	1,098
Trane, Inc.	634,600	29,515
		129,391
Commercial Services & Supplies - 3.0%
Allied Waste Industries, Inc. (a)	5,612,500	69,371
Cenveo, Inc. (a)(e)(f)	3,858,300	39,625
Deluxe Corp.	900,000	19,134
Layne Christensen Co. (a)	72,376	3,088
Republic Services, Inc.	744,750	23,676
The Brink's Co.	244,500	17,787
Waste Management, Inc.	1,494,300	53,944
		226,625
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	290,300	18,489
Great Lakes Dredge & Dock Corp.	429,400	2,568
		21,057
Electrical Equipment - 1.3%
Baldor Electric Co. (e)	404,900	13,119
Belden, Inc.	1,153,266	38,911
Emerson Electric Co.	389,900	20,376
General Cable Corp. (a)	197,700	13,246
Superior Essex, Inc. (a)	321,722	9,565
		95,217
Machinery - 2.1%
Accuride Corp. (a)	1,384,197	11,032
Badger Meter, Inc.	366,854	19,102
Cummins, Inc.	824,000	51,624
Eaton Corp.	478,800	42,058
FreightCar America, Inc.	151,247	5,808
Middleby Corp. (a)(e)	414,457	26,007
Thermadyne Holdings Corp. (a)	64,900	834
Timken Co.	92,800	3,355
		159,820
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 2.1%
Excel Maritime Carriers Ltd.	122,900	$ 4,880
Genco Shipping & Trading Ltd.	1,096,400	74,171
Navios Maritime Holdings, Inc. (f)	5,740,486	63,088
OceanFreight, Inc. (f)	740,600	16,767
		158,906
Trading Companies & Distributors - 0.4%
H&E Equipment Services, Inc. (a)	12,900	169
UAP Holding Corp.	846,600	32,941
		33,110
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	215,300	7,830
TOTAL INDUSTRIALS		940,925
INFORMATION TECHNOLOGY - 9.8%
Computers & Peripherals - 0.8%
EMC Corp. (a)	1,807,600	27,837
Seagate Technology	930,800	17,564
Sun Microsystems, Inc. (a)	981,875	15,376
		60,777
Electronic Equipment & Instruments - 3.0%
Bell Microproducts, Inc. (a)	623,761	1,279
Cogent, Inc. (a)(e)	1,966,117	18,344
DDi Corp. (a)	295,899	1,568
Flextronics International Ltd. (a)	13,177,863	136,918
Itron, Inc. (a)	200,800	18,690
Merix Corp. (a)(f)	1,545,123	2,943
TTM Technologies, Inc. (a)	852,523	11,347
Tyco Electronics Ltd.	631,050	23,608
Viasystems Group, Inc. (a)	775,300	6,978
Viasystems Group, Inc. (i)	625,780	5,632
		227,307
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	7,005
IT Services - 0.6%
CACI International, Inc. Class A (a)	348,000	17,442
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	56,200	$ 1,812
SAIC, Inc. (a)	1,381,400	26,247
		45,501
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)(e)	7,210,000	42,972
Amkor Technology, Inc. (a)	6,058,820	57,862
Atmel Corp. (a)	5,381,223	20,018
Cypress Semiconductor Corp. (a)	651,200	18,312
Infineon Technologies AG sponsored ADR (a)	2,478,600	22,902
Intel Corp.	693,100	15,428
ON Semiconductor Corp. (a)(e)(f)	23,079,802	172,406
Spansion, Inc. Class A (a)	6,327,295	20,880
		370,780
Software - 0.4%
Symantec Corp. (a)(e)	1,949,400	33,569
TOTAL INFORMATION TECHNOLOGY		744,939
MATERIALS - 11.7%
Chemicals - 6.4%
Agrium, Inc.	344,200	27,065
Albemarle Corp.	1,377,906	51,547
Arch Chemicals, Inc.	648,542	22,096
Celanese Corp. Class A	4,687,200	209,752
Georgia Gulf Corp. (e)	609,840	3,665
H.B. Fuller Co. (f)	2,983,010	68,848
Monsanto Co.	469,600	53,544
Nalco Holding Co.	894,300	20,560
NOVA Chemicals Corp. (e)	544,200	13,714
Phosphate Holdings, Inc. (i)	307,500	10,763
Pliant Corp. (a)	567	0
Texas Petrochemicals, Inc. (a)	11,700	272
		481,826
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	431,625	23,804
Rock-Tenn Co. Class A	590,292	20,029
Temple-Inland, Inc.	365,400	4,264
		48,097
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 4.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,720,982	$ 309,509
Ormet Corp. (a)	330,000	2,030
Ormet Corp. (a)(i)	1,075,000	5,950
		317,489
Paper & Forest Products - 0.5%
Domtar Corp. (a)	2,059,700	12,296
Neenah Paper, Inc.	518,300	11,911
Weyerhaeuser Co.	194,300	12,412
		36,619
TOTAL MATERIALS		884,031
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
PAETEC Holding Corp. (a)	2,647,114	20,409
Qwest Communications International, Inc. (e)	2,403,500	12,402
		32,811
Wireless Telecommunication Services - 0.4%
Centennial Communications Corp. Class A (a)	827,032	5,012
Syniverse Holdings, Inc. (a)	1,638,827	25,746
		30,758
TOTAL TELECOMMUNICATION SERVICES		63,569
UTILITIES - 2.5%
Gas Utilities - 0.2%
ONEOK, Inc.	317,600	15,283
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	4,622,740	80,251
Calpine Corp. (a)	601,800	11,855
Dynegy, Inc. Class A (a)	1,987,000	17,128
Mirant Corp. (a)	714,500	29,373
		138,607
Multi-Utilities - 0.5%
CMS Energy Corp.	2,404,800	35,062
TOTAL UTILITIES		188,952
TOTAL COMMON STOCKS (Cost $5,545,882)		7,193,456
Preferred Stocks - 1.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.8%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EXCO Resources, Inc. Series A1 7.00% (i)	2,700	$ 34,427
FINANCIALS - 1.3%
Capital Markets - 0.6%
Lehman Brothers Holdings, Inc. 7.25%	37,640	44,450
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	62,300	3,388
Thrifts & Mortgage Finance - 0.7%
Washington Mutual, Inc. (i)	378	53,093
TOTAL FINANCIALS		100,931
TOTAL CONVERTIBLE PREFERRED STOCKS		135,358
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	5,008	501
TOTAL PREFERRED STOCKS (Cost $107,966)		135,859
Corporate Bonds - 0.5%
	Principal Amount (000s)
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (i)	$ 16,153	14,053
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
IdleAire Technologies Corp. 0% 12/15/12 (d)	24,470	489
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)	$ 14,395	$ 15,151
TOTAL CONSUMER DISCRETIONARY		15,640
FINANCIALS - 0.1%
Consumer Finance - 0.0%
General Motors Acceptance Corp.:
6.75% 12/1/14	4,285	3,278
6.875% 9/15/11	635	533
6.875% 8/28/12	2,140	1,698
		5,509
Thrifts & Mortgage Finance - 0.1%
Residential Capital Corp.:
6% 2/22/11	3,455	1,779
8.375% 6/30/15	5,195	2,598
8.5% 4/17/13	4,310	2,177
		6,554
TOTAL FINANCIALS		12,063
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	166
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	140
		306
TOTAL NONCONVERTIBLE BONDS		28,009
TOTAL CORPORATE BONDS (Cost $66,513)		42,062
Floating Rate Loans - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Chrysler LLC Tranche 1LN, term loan 4% 8/3/13 (h)	12,060	8,080
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.1472% 9/29/14 (h)	$ 13,885	$ 11,663
TOTAL FLOATING RATE LOANS (Cost $18,524)		19,743
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	254,209,582	254,210
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	235,965,125	235,965
TOTAL MONEY MARKET FUNDS (Cost $490,175)		490,175
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $831)	64,750,000	1,781
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $6,229,891)		7,883,076
NET OTHER ASSETS - (3.9)%		(297,560)
NET ASSETS - 100%		$ 7,585,516
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,317,000 or 0.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $135,969,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 27,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 16,314
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Phosphate Holdings, Inc.	1/25/08	$ 9,994
Viasystems Group, Inc.	2/13/04	$ 12,594
Washington Mutual, Inc.	4/8/08	$ 9,032
Washington Mutual, Inc.	4/8/08	$ 37,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,537
Fidelity Securities Lending Cash Central Fund	2,747
Total	$ 6,284
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alpha Natural Resources, Inc.	$ 68,371	$ -	$ 29,826	$ -	$ -
AMIS Holdings, Inc.	46,648	-	-	-	-
Amkor Technology, Inc.	155,734	-	65,123	-	-
Cenveo, Inc.	80,855	202	-	-	39,625
Double Hull Tankers, Inc.	40,938	-	23,916	2,551	-
Exterran Holdings, Inc.	-	53,633	-	-	282,250
Forest Oil Corp.	160,969	34,970	-	-	283,695
Friendly Ice Cream Corp.	6,478	-	6,563	-	-
General Maritime Corp.	84,479	-	10,605	4,574	74,450
H.B. Fuller Co.	50,977	33,500	-	582	68,848
Interstate Bakeries Corp.	5,678	-	139	-	-
Merix Corp.	11,635	-	-	-	2,943
Navios Maritime Holdings, Inc.	73,496	1,727	-	1,274	63,088
OceanFreight, Inc.	17,693	-	-	1,239	16,767
ON Semiconductor Corp.	211,301	-	-	-	172,406
Overseas Shipholding Group, Inc.	140,663	13,883	-	1,822	151,160
Service Corp. International	192,786	-	4,257	1,726	173,387
The Bon-Ton Stores, Inc.	-	15,705	5,208	37	-
Universal Compression Holdings, Inc.	148,600	-	-	-	-
Total	$ 1,497,301	$ 153,620	$ 145,637	$ 13,805	$ 1,328,619
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,230,090,000. Net unrealized appreciation aggregated $1,652,986,000, of which $2,236,017,000 related to appreciated investment securities and $583,031,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

April 30, 2008

1.800345.104

OTC-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.0%
Gentex Corp.	153,937	$ 2,876
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	251,900	18,908
Hotels, Restaurants & Leisure - 1.2%
BJ's Restaurants, Inc. (a)	361,300	5,037
Buffalo Wild Wings, Inc. (a)	146,400	4,502
California Pizza Kitchen, Inc. (a)	698,100	10,883
P.F. Chang's China Bistro, Inc. (a)(d)	263,300	8,170
Red Robin Gourmet Burgers, Inc. (a)	358,000	14,707
Starbucks Corp. (a)	909,600	14,763
Texas Roadhouse, Inc. Class A (a)(d)	1,302,700	15,372
Wynn Resorts Ltd. (d)	145,400	15,316
		88,750
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	999,200	78,567
Media - 1.5%
Comcast Corp. Class A	2,480,500	50,974
Pyramid Saimira Theatre Ltd. (a)	532,953	4,905
The DIRECTV Group, Inc. (a)	2,040,000	50,266
VisionChina Media, Inc. ADR	202,854	2,992
		109,137
Multiline Retail - 0.0%
Golden Eagle Retail Group Ltd. (H Shares)	127,000	129
Parkson Retail Group Ltd.	393,000	3,704
		3,833
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	227,400	16,898
bebe Stores, Inc. (d)	1,377,900	13,765
Citi Trends, Inc. (a)	144,066	3,046
Jo-Ann Stores, Inc. (a)	950,464	18,002
Jos. A. Bank Clothiers, Inc. (a)	200,000	4,882
Lowe's Companies, Inc.	307,400	7,743
Ross Stores, Inc.	117,400	3,932
Staples, Inc.	833,400	18,085
The Children's Place Retail Stores, Inc. (a)(d)	986,600	22,938
The Game Group PLC	1,876,500	10,232
Zumiez, Inc. (a)	410,100	8,592
		128,115
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.2%
American Apparel, Inc. (a)	442,500	$ 3,460
Deckers Outdoor Corp. (a)(d)	601,300	83,021
Lululemon Athletica, Inc. (d)	1,274,400	39,468
Provogue (India) Ltd. (e)	1,105,999	33,175
		159,124
TOTAL CONSUMER DISCRETIONARY		589,310
CONSUMER STAPLES - 1.4%
Beverages - 0.5%
Hansen Natural Corp. (a)(d)	1,126,300	39,860
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	209,600	14,934
United Natural Foods, Inc. (a)	240,000	4,752
Whole Foods Market, Inc. (d)	633,000	20,661
Winn-Dixie Stores, Inc. (a)(d)	1,152,500	20,434
		60,781
Personal Products - 0.1%
Chattem, Inc. (a)(d)	55,000	3,843
TOTAL CONSUMER STAPLES		104,484
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Hercules Offshore, Inc. (a)(d)	616,600	16,254
Patterson-UTI Energy, Inc.	594,100	16,599
		32,853
Oil, Gas & Consumable Fuels - 1.3%
Alpha Natural Resources, Inc. (a)	196,400	9,555
China Shenhua Energy Co. Ltd. (H Shares)	1,347,000	6,188
CONSOL Energy, Inc.	46,800	3,789
EnCana Corp.	92,300	7,447
James River Coal Co. (a)	893,400	19,860
Quicksilver Resources, Inc. (a)	203,900	8,460
Reliance Industries Ltd.	172,404	11,143
Southwestern Energy Co. (a)	415,100	17,563
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Uranium One, Inc. (a)	651,600	$ 3,009
XTO Energy, Inc.	120,700	7,467
		94,481
TOTAL ENERGY		127,334
FINANCIALS - 4.0%
Capital Markets - 2.4%
Charles Schwab Corp.	2,119,800	45,788
Goldman Sachs Group, Inc.	115,900	22,180
India Infoline Ltd.	380,000	8,902
Lehman Brothers Holdings, Inc.	340,000	15,042
Morgan Stanley	637,200	30,968
T. Rowe Price Group, Inc.	881,800	51,638
		174,518
Commercial Banks - 0.2%
First Community Bancorp, California	305,531	6,566
Zions Bancorp	193,800	8,983
		15,549
Diversified Financial Services - 0.7%
Bolsa de Mercadorias & Futuros - BM&F SA	334,300	3,399
Bovespa Holding SA	155,000	2,355
CIT Group, Inc.	326,300	3,553
Hong Kong Exchanges & Clearing Ltd.	1,193,100	24,373
Interactive Brokers Group, Inc.	532,800	16,820
		50,500
Insurance - 0.3%
LandAmerica Financial Group, Inc. (d)	173,239	4,972
The First American Corp.	445,727	14,620
		19,592
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. unit	154,800	92
Real Estate Management & Development - 0.3%
Cheung Kong Holdings Ltd.	469,000	7,306
DLF Ltd.	141,397	2,465
Indiabulls Real Estate Ltd. (a)	725,950	9,851
		19,622
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
BankUnited Financial Corp. Class A (d)	957,479	$ 3,763
People's United Financial, Inc.	430,000	7,297
		11,060
TOTAL FINANCIALS		290,933
HEALTH CARE - 16.6%
Biotechnology - 10.7%
Acadia Pharmaceuticals, Inc. (a)	267,800	2,142
Alexion Pharmaceuticals, Inc. (a)	217,880	15,334
Alkermes, Inc. (a)	1,213,741	15,087
Alnylam Pharmaceuticals, Inc. (a)	8,200	206
Amgen, Inc. (a)	508,300	21,283
Amylin Pharmaceuticals, Inc. (a)(d)	1,677,500	46,265
Biogen Idec, Inc. (a)	2,375,000	144,139
BioMarin Pharmaceutical, Inc. (a)	553,400	20,177
Celgene Corp. (a)	2,454,492	152,522
Cephalon, Inc. (a)(d)	798,400	49,828
Cougar Biotechnology, Inc. (a)	968,145	19,537
CV Therapeutics, Inc. (a)	250,000	2,288
Gilead Sciences, Inc. (a)	2,778,500	143,815
GTx, Inc. (a)(d)	544,100	9,277
Indevus Pharmaceuticals, Inc. (a)(e)	3,872,438	18,626
InterMune, Inc. (a)(d)	628,200	9,957
Isis Pharmaceuticals, Inc. (a)	1,263,449	14,883
ONYX Pharmaceuticals, Inc. (a)	366,400	12,883
OREXIGEN Therapeutics, Inc.	540,552	5,741
Regeneron Pharmaceuticals, Inc. (a)	1,258,100	24,684
Rigel Pharmaceuticals, Inc. (a)	732,177	16,474
Seattle Genetics, Inc. (a)	941,903	9,570
Transition Therapeutics, Inc. (a)	674,633	8,045
Vertex Pharmaceuticals, Inc. (a)	1,112,188	28,383
		791,146
Health Care Equipment & Supplies - 0.7%
Gen-Probe, Inc. (a)	429,100	24,184
Zoll Medical Corp. (a)	811,200	27,078
		51,262
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.4%
Express Scripts, Inc. (a)	1,444,400	$ 101,137
Life Sciences Tools & Services - 1.7%
AMAG Pharmaceuticals, Inc.	309,000	12,678
Exelixis, Inc. (a)(d)	1,858,872	14,146
ICON PLC sponsored ADR (a)	10,800	778
Illumina, Inc. (a)(d)	1,039,046	80,931
Illumina, Inc.:
warrants 11/22/10 (a)(f)	354,776	7,068
warrants 1/19/11 (a)(f)	452,917	9,050
Sequenom, Inc. (a)	350,000	2,212
		126,863
Pharmaceuticals - 2.1%
Elan Corp. PLC sponsored ADR (a)	2,377,600	62,507
Sepracor, Inc. (a)	2,021,900	43,572
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,066,700	49,900
		155,979
TOTAL HEALTH CARE		1,226,387
INDUSTRIALS - 7.4%
Aerospace & Defense - 0.4%
BE Aerospace, Inc. (a)	708,800	28,607
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	362,500	16,889
Construction & Engineering - 0.2%
Hindustan Construction Co. Ltd.	1,695,093	5,544
Jaiprakash Associates Ltd.	1,040,000	6,986
		12,530
Electrical Equipment - 3.4%
Bharat Heavy Electricals Ltd.	191,762	9,018
China High Speed Transmission Equipment Group Co. Ltd.	2,284,000	4,015
First Solar, Inc. (a)	431,500	125,994
JA Solar Holdings Co. Ltd. ADR (a)	2,712,400	65,125
Sunpower Corp. Class A (a)	481,500	42,021
Woodward Governor Co.	50,000	1,757
		247,930
Machinery - 1.7%
Bucyrus International, Inc. Class A	197,500	24,871
Cummins, Inc.	323,500	20,267
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. (d)	651,500	$ 48,374
Navistar International Corp. (a)	355,700	23,387
TurboChef Technologies, Inc. (a)(d)	1,448,094	12,540
		129,439
Marine - 0.3%
DryShips, Inc.	212,600	17,540
Genco Shipping & Trading Ltd.	127,300	8,612
		26,152
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	1,526,400	51,852
Landstar System, Inc.	494,200	25,679
YRC Worldwide, Inc. (a)	518,103	8,419
		85,950
TOTAL INDUSTRIALS		547,497
INFORMATION TECHNOLOGY - 55.8%
Communications Equipment - 8.0%
Cisco Systems, Inc. (a)	6,841,200	175,408
Infinera Corp.	865,142	10,953
Juniper Networks, Inc. (a)	2,711,600	74,894
QUALCOMM, Inc.	2,680,400	115,766
Research In Motion Ltd. (a)	1,783,366	216,911
		593,932
Computers & Peripherals - 9.5%
Apple, Inc. (a)	2,916,600	507,343
Dell, Inc. (a)(d)	5,464,000	101,794
High Tech Computer Corp.	979,000	25,241
Palm, Inc. (d)	5,013,159	28,876
SanDisk Corp. (a)	1,532,500	41,515
		704,769
Electronic Equipment & Instruments - 0.5%
Brightpoint, Inc. (a)	427,950	3,920
DTS, Inc. (a)	235,200	6,938
Trimble Navigation Ltd. (a)	751,700	24,648
		35,506
Internet Software & Services - 11.1%
Akamai Technologies, Inc. (a)(d)	2,975,895	106,448
eBay, Inc. (a)	2,786,339	87,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	923,340	$ 530,259
Mercadolibre, Inc.	603,850	30,543
NHN Corp. (a)	20,000	4,645
Sohu.com, Inc. (a)	206,300	14,262
Yahoo!, Inc. (a)	1,625,116	44,544
		817,886
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	2,854,570	92,060
Visa, Inc.	447,300	37,327
		129,387
Semiconductors & Semiconductor Equipment - 7.3%
Altera Corp.	1,120,843	23,852
Applied Materials, Inc.	4,622,051	86,247
ASML Holding NV (NY Shares)	1,527,234	43,312
Bright Led Electronics Corp.	1,000,000	2,204
Broadcom Corp. Class A (a)(d)	3,547,405	92,091
Cavium Networks, Inc.	1,694,519	34,822
Cree, Inc. (a)(d)	2,083,900	54,181
Cypress Semiconductor Corp. (a)	813,950	22,888
Infineon Technologies AG sponsored ADR (a)	1,215,200	11,228
Intel Corp.	996,600	22,184
Intersil Corp. Class A	260,000	6,947
Lam Research Corp. (a)	882,000	36,021
MEMC Electronic Materials, Inc. (a)	238,200	14,999
Micron Technology, Inc. (a)	951,400	7,345
Monolithic Power Systems, Inc. (a)	347,000	7,946
Power Integrations, Inc. (a)	413,200	12,879
Varian Semiconductor Equipment Associates, Inc. (a)	1,372,100	50,260
Zoran Corp. (a)	741,084	9,753
		539,159
Software - 17.7%
Electronic Arts, Inc. (a)	715,200	36,811
Microsoft Corp.	14,547,100	414,883
Nintendo Co. Ltd.	775,700	426,263
Nintendo Co. Ltd. ADR	3,323,864	228,316
Nuance Communications, Inc. (a)(d)	2,456,700	49,822
Oracle Corp. (a)	2,567,100	53,524
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,835,100	62,926
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
TiVo, Inc. (a)(d)	3,754,075	$ 30,896
VMware, Inc. Class A	14,700	980
		1,304,421
TOTAL INFORMATION TECHNOLOGY		4,125,060
MATERIALS - 4.7%
Chemicals - 2.7%
CF Industries Holdings, Inc.	113,400	15,162
FMC Corp.	102,500	6,435
Monsanto Co.	476,200	54,296
Potash Corp. of Saskatchewan, Inc.	126,600	23,288
Terra Industries, Inc. (a)	233,000	8,821
The Mosaic Co. (a)	726,800	89,040
		197,042
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	120,900	6,668
Silgan Holdings, Inc.	69,100	3,682
		10,350
Metals & Mining - 1.9%
Anglo American PLC ADR	112,800	3,694
BHP Billiton Ltd. sponsored ADR	153,200	12,357
Century Aluminum Co. (a)	127,600	8,841
Freeport-McMoRan Copper & Gold, Inc. Class B	134,600	15,311
Kaiser Aluminum Corp.	203,100	13,939
Randgold Resources Ltd. sponsored ADR	247,400	11,262
Schnitzer Steel Industries, Inc. Class A	198,400	17,459
Silver Standard Resources, Inc. (a)	114,400	2,941
Steel Dynamics, Inc.	1,323,000	46,107
United States Steel Corp.	50,600	7,790
		139,701
TOTAL MATERIALS		347,093
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc. (d)	162,000	7,987
TOTAL COMMON STOCKS (Cost $6,303,129)		7,366,085
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75% (Cost $3,030)	60,600	$ 3,296
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 2.51% (b)	718,768	719
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	252,803,900	252,804
TOTAL MONEY MARKET FUNDS (Cost $253,523)		253,523
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.97%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $7,704)	$ 7,704	7,704
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $6,567,386)		7,630,608
NET OTHER ASSETS - (3.3)%		(242,656)
NET ASSETS - 100%		$ 7,387,952
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,118,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants:
11/22/10	11/21/05	$ 0
1/19/11	1/18/06	$ 0
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,704,000 due 5/01/08 at 1.97%
BNP Paribas Securities Corp.	$ 2,928
Banc of America Securities LLC	943
Dresdner Kleinwort Securities LLC	1,597
J.P. Morgan Securities, Inc.	2,236
$ 7,704
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,911
Fidelity Securities Lending Cash Central Fund	5,030
Total	$ 6,941
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Deckers Outdoor Corp.	$ 69,644	$ 5,734	$ 16,000	$ -	$ -
Indevus Pharmaceuticals, Inc.	-	29,730	-	-	18,626
Omnivision Technologies, Inc.	67,769	1,938	69,535	-	-
Provogue (India) Ltd.	5,586	89	-	15	33,175
True Religion Apparel, Inc.	-	33,339	29,010	-	-
Total	$ 142,999	$ 70,830	$ 114,545	$ 15	$ 51,801
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,625,385,000. Net unrealized appreciation aggregated $1,005,223,000, of which $1,530,273,000 related to appreciated investment securities and $525,050,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

April 30, 2008

1.800347.104

REI-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 20.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Red Lion Hotels Corp. (a)	89,470	$ 849,070
Starwood Hotels & Resorts Worldwide, Inc.	7,480	390,531
		1,239,601
FINANCIALS - 17.9%
Real Estate Investment Trusts - 17.8%
Acadia Realty Trust (SBI)	92,000	2,358,880
Alexandria Real Estate Equities, Inc.	36,700	3,854,601
AMB Property Corp. (SBI)	39,700	2,292,675
Annaly Capital Management, Inc.	528,500	8,857,658
Anworth Mortgage Asset Corp.	250,000	1,670,000
Apartment Investment & Management Co. Class A	31,700	1,172,266
AvalonBay Communities, Inc.	26,900	2,683,275
Boston Properties, Inc.	14,900	1,497,301
CapLease, Inc.	267,000	2,218,770
Cousins Properties, Inc.	15,100	383,691
Cypress Sharpridge Investments, Inc. (d)	399,375	2,396,250
DCT Industrial Trust, Inc.	40,800	408,000
Developers Diversified Realty Corp.	48,000	2,061,600
Equity Lifestyle Properties, Inc.	44,330	2,191,675
Equity Residential (SBI)	30,500	1,266,360
Federal Realty Investment Trust (SBI)	19,500	1,601,925
Franklin Street Properties Corp.	57,600	850,752
General Growth Properties, Inc.	66,340	2,717,286
Hatteras Financial Corp.	65,900	1,665,952
HCP, Inc.	109,000	3,891,300
Highwoods Properties, Inc. (SBI)	42,000	1,471,680
Host Hotels & Resorts, Inc.	100,349	1,726,003
Inland Real Estate Corp.	144,900	2,340,135
Kilroy Realty Corp.	12,700	664,464
Kimco Realty Corp.	25,200	1,005,732
LaSalle Hotel Properties (SBI)	53,800	1,725,366
LTC Properties, Inc.	30,100	819,623
MFA Mortgage Investments, Inc.	663,400	4,637,166
National Retail Properties, Inc.	32,600	746,866
Nationwide Health Properties, Inc.	40,000	1,440,800
Potlatch Corp.	9,100	407,771
ProLogis Trust	20,466	1,281,376
Simon Property Group, Inc.	11,404	1,138,803
UDR, Inc.	75,100	1,898,528
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	88,900	$ 4,316,984
Vornado Realty Trust	22,100	2,057,289
		73,718,803
Real Estate Management & Development - 0.1%
Meruelo Maddux Properties, Inc. (a)	113,600	286,272
TOTAL FINANCIALS		74,005,075
HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc.	76,500	2,002,770
Capital Senior Living Corp. (a)	108,000	919,080
Emeritus Corp. (a)	134,200	3,308,030
Sun Healthcare Group, Inc. (a)	91,000	1,196,650
		7,426,530
TOTAL COMMON STOCKS (Cost $72,823,256)		82,671,206
Preferred Stocks - 18.0%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
HRPT Properties Trust 6.50%	80,000	1,403,520
Lexington Corporate Properties Trust Series C 6.50%	7,800	283,998
		1,687,518
Nonconvertible Preferred Stocks - 17.6%
FINANCIALS - 17.6%
Diversified Financial Services - 0.7%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	437,500
Red Lion Hotels Capital Trust 9.50%	77,750	1,905,653
W2007 Grace Acquisition I, Inc. Series B, 8.75%	35,300	482,067
		2,825,220
Insurance - 0.4%
Hilltop Holdings, Inc. Series A, 8.25%	74,805	1,528,266
Real Estate Investment Trusts - 15.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,695,100
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mtg Investment Corp.:
Series A, 9.375%	120,300	$ 12,030
Series B, 9.25%	124,100	12
Annaly Capital Management, Inc. Series A, 7.875%	182,900	4,113,421
Anworth Mortgage Asset Corp. Series A, 8.625%	229,327	4,944,290
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,658,340
Series T, 8.00%	57,500	1,359,875
Ashford Hospitality Trust, Inc. Series A, 8.55%	85,000	1,691,500
AvalonBay Communities, Inc. Series H, 8.70%	500	12,710
Cedar Shopping Centers, Inc. 8.875%	66,000	1,587,300
CenterPoint Properties Trust Series D, 5.377%	3,575	2,752,750
Colonial Properties Trust (depositary shares) Series D, 8.125%	39,000	952,770
Cousins Properties, Inc. Series A, 7.75%	71,700	1,644,798
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	25,000	603,750
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,781,250
Duke Realty LP 8.375%	60,000	1,500,000
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	24,000	192,000
EastGroup Properties, Inc. Series D, 7.95%	100,500	2,461,245
Glimcher Realty Trust Series F, 8.75%	27,000	522,180
Gramercy Capital Corp. Series A, 8.125%	20,000	392,200
HomeBanc Mortgage Corp. Series A, 10.00%	104,685	2,094
Hospitality Properties Trust:
Series B, 8.875%	77,975	1,848,787
Series C, 7.00%	55,000	1,021,900
Host Hotels & Resorts, Inc. Series E, 8.875%	46,000	1,163,800
HRPT Properties Trust Series B, 8.75%	23,961	599,504
Innkeepers USA Trust Series C, 8.00%	62,400	811,200
Kimco Realty Corp. Series G, 7.75%	53,500	1,324,125
LaSalle Hotel Properties:
Series B, 8.375%	19,400	467,540
Series E, 8.00%	9,100	192,192
Series G, 7.25%	10,660	204,992
LBA Realty Fund II:
Series A, 8.75% (d)	69,000	2,760,000
Series B, 7.625%	31,240	531,080
Lexington Corporate Properties Trust Series B, 8.05%	29,500	619,795
Lexington Realty Trust 7.55%	29,900	587,535
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc. Series F, 8.00%	56,800	$ 1,385,352
MFA Mortgage Investments, Inc. Series A, 8.50%	274,400	6,108,144
Mid-America Apartment Communities, Inc. Series H, 8.30%	28,700	717,213
Newcastle Investment Corp.:
Series B, 9.75%	199,700	3,121,311
Series D, 8.375%	51,300	666,900
Omega Healthcare Investors, Inc. Series D, 8.375%	64,800	1,613,520
ProLogis Trust Series C, 8.54%	6,478	337,050
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	5,890	136,648
Series P, 6.70%	35,000	719,250
Public Storage:
Series I, 7.25%	10,300	247,406
Series K, 7.25%	20,000	478,800
Realty Income Corp.:
6.75%	600	13,560
8.25%	37,392	951,626
Saul Centers, Inc. 8.00%	103,300	2,505,025
Simon Property Group, Inc. Series J, 8.375%	5,600	335,720
Strategic Hotel & Resorts, Inc. 8.50% (d)	119,500	2,270,500
		63,620,090
Thrifts & Mortgage Finance - 1.1%
Fannie Mae Series S, 8.25%	80,000	2,003,200
Freddie Mac Series Z, 8.375%	64,000	1,638,400
MFH Financial Trust I 9.50% (d)	22,660	1,133,000
		4,774,600
TOTAL FINANCIALS		72,748,176
TOTAL PREFERRED STOCKS (Cost $95,684,457)		74,435,694
Corporate Bonds - 32.9%
		Principal Amount (c)	Value
Convertible Bonds - 1.6%
FINANCIALS - 1.6%
Real Estate Investment Trusts - 1.6%
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		$ 500,000	$ 458,800
BioMed Realty LP 4.5% 10/1/26 (d)		1,000,000	915,600
CapLease, Inc.:
7.5% 10/1/27 (d)		2,040,000	1,779,492
7.5% 10/1/27		1,000,000	872,300
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		1,000,000	867,500
MPT Operating Partnership LP 9.25% 4/1/13 (d)		1,000,000	1,070,501
Washington (REIT) 3.875% 9/15/26		750,000	707,925
			6,672,118
Nonconvertible Bonds - 31.3%
CONSUMER DISCRETIONARY - 5.8%
Hotels, Restaurants & Leisure - 0.5%
Host Marriott LP 7% 8/15/12		2,000,000	1,992,500
Household Durables - 5.3%
Beazer Homes USA, Inc.:
8.125% 6/15/16		1,000,000	815,000
8.375% 4/15/12		1,000,000	845,000
D.R. Horton, Inc. 4.875% 1/15/10		1,000,000	990,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000	325,500
6.25% 1/15/16		1,000,000	695,000
7.5% 5/15/16		1,000,000	700,000
7.75% 5/15/13		4,000,000	2,400,000
KB Home:
5.875% 1/15/15		2,000,000	1,770,000
6.25% 6/15/15		3,500,000	3,150,000
7.75% 2/1/10		1,500,000	1,477,500
Kimball Hill, Inc. 10.5% 12/15/12		4,625,000	231,250
Lennar Corp.:
5.5% 9/1/14		1,000,000	797,500
5.95% 10/17/11		1,000,000	890,000
M/I Homes, Inc. 6.875% 4/1/12		1,900,000	1,672,000
Meritage Homes Corp. 6.25% 3/15/15		2,500,000	2,093,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15		$ 4,620,000	$ 2,217,600
Toll Brothers, Inc. 8.25% 2/1/11		1,000,000	967,500
			22,037,600
TOTAL CONSUMER DISCRETIONARY			24,030,100
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,370,227	1,411,334
FINANCIALS - 24.4%
Real Estate Investment Trusts - 20.9%
AMB Property LP 6.3% 6/1/13		1,000,000	1,007,611
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	991,710
Brandywine Operating Partnership LP:
4.5% 11/1/09		1,000,000	967,359
5.75% 4/1/12		1,000,000	940,319
BRE Properties, Inc. 5.75% 9/1/09		1,800,000	1,794,512
Camden Property Trust:
4.375% 1/15/10		2,370,000	2,306,152
4.7% 7/15/09		500,000	493,422
Colonial Realty LP 6.05% 9/1/16		1,000,000	871,232
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		100,000	86,214
6.25% 6/15/14		500,000	483,972
Developers Diversified Realty Corp.:
4.625% 8/1/10		500,000	486,263
5% 5/3/10		1,000,000	972,003
7.5% 7/15/18		200,000	195,751
Duke Realty LP:
5.25% 1/15/10		200,000	199,537
5.625% 8/15/11		560,000	539,189
6.8% 2/12/09		1,500,000	1,510,803
Health Care Property Investors, Inc.:
6% 3/1/15		500,000	448,048
6% 1/30/17		1,000,000	861,143
6.3% 9/15/16		4,500,000	3,985,506
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
6% 11/15/13		$ 1,000,000	$ 957,310
6.2% 6/1/16		1,500,000	1,344,563
8% 9/12/12		2,450,000	2,477,540
Healthcare Realty Trust, Inc. 8.125% 5/1/11		2,290,000	2,388,946
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	800,000
HMB Capital Trust V 6.4% 12/15/36 (d)(e)		2,530,000	25,300
Hospitality Properties Trust:
5.625% 3/15/17		915,000	770,964
6.75% 2/15/13		610,000	593,530
Host Hotels & Resorts LP 6.875% 11/1/14		1,000,000	987,500
HRPT Properties Trust:
3.4% 3/16/11 (e)		787,000	719,654
6.25% 6/15/17		870,000	785,681
6.5% 1/15/13		200,000	198,591
iStar Financial, Inc.:
3.14% 9/15/09 (e)		1,000,000	895,315
5.125% 4/1/11		2,500,000	2,187,500
5.375% 4/15/10		2,000,000	1,800,000
5.8% 3/15/11		2,000,000	1,780,000
Kimco Realty Corp. 6.875% 2/10/09		1,000,000	1,007,205
Mack-Cali Realty LP 7.25% 3/15/09		180,000	182,673
Nationwide Health Properties, Inc.:
6% 5/20/15		1,000,000	933,858
6.25% 2/1/13		1,000,000	994,327
6.5% 7/15/11		1,500,000	1,536,371
8.25% 7/1/12		1,300,000	1,397,542
Omega Healthcare Investors, Inc. 7% 4/1/14		3,970,000	3,875,713
Reckson Operating Partnership LP 7.75% 3/15/09		2,600,000	2,568,293
Rouse Co.:
5.375% 11/26/13		2,000,000	1,681,192
7.2% 9/15/12		3,220,000	2,945,002
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		1,500,000	1,342,500
Security Capital Industrial Trust 7.95% 5/15/08		32,000	32,017
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	361,656
8.625% 1/15/12		6,050,000	6,292,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	986,552
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Shurgard Storage Centers, Inc.: - continued
7.75% 2/22/11		$ 500,000	$ 538,806
Simon Property Group LP 5.375% 8/28/08		550,000	550,111
Simon Property Group, Inc. 3.75% 1/30/09		500,000	495,258
UDR, Inc. 5.5% 4/1/14		500,000	468,278
United Dominion Realty Trust, Inc.:
5% 1/15/12		1,000,000	960,307
5.13% 1/15/14		500,000	463,379
6.05% 6/1/13		2,500,000	2,452,905
6.5% 6/15/09		325,000	328,792
Ventas Realty LP:
6.5% 6/1/16		2,730,000	2,631,038
6.625% 10/15/14		3,920,000	3,866,100
6.75% 6/1/10		2,100,000	2,063,250
8.75% 5/1/09		800,000	812,000
9% 5/1/12		5,511,000	5,855,438
Vornado Realty LP 4.5% 8/15/09		1,000,000	971,728
			86,447,431
Real Estate Management & Development - 2.7%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12		2,190,000	2,140,725
ERP Operating LP 5.2% 4/1/13		1,000,000	959,366
First Industrial LP:
5.25% 6/15/09		1,000,000	991,542
7.375% 3/15/11		2,100,000	2,157,315
Post Apartment Homes LP:
5.125% 10/12/11		2,500,000	2,370,935
7.7% 12/20/10		2,500,000	2,572,430
			11,192,313
Thrifts & Mortgage Finance - 0.8%
Wrightwood Capital LLC 9% 6/1/14 (d)		4,000,000	3,260,000
TOTAL FINANCIALS			100,899,744
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 500,000	$ 536,250
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,150,000	2,171,500
			2,707,750
TOTAL NONCONVERTIBLE BONDS			129,048,928
TOTAL CORPORATE BONDS (Cost $151,940,391)			135,721,046
Asset-Backed Securities - 4.0%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		3,000,000	2,598,150
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 5.395% 10/25/34 (d)(e)		606,154	39,779
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 4.0356% 3/20/50 (d)(e)		2,250,000	1,401,075
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.645% 12/25/46 (d)(e)		750,000	202,500
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	395,836
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		1,570,000	1,303,100
Class D, 9% 12/28/35 (d)		500,000	272,349
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		850,000	469,754
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (d)		2,000,000	1,890,480
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.455% 11/28/39 (d)(e)		550,000	181,951
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 4.92% 7/25/35 (d)(e)		2,000,000	936,780
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,448,425
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 5.395% 6/25/35 (e)(g)		1,259,000	274,462
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 4.445% 8/26/30 (d)(e)		$ 735,000	$ 447,468
Class E, 4.895% 8/26/30 (d)(e)		1,420,000	831,978
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,500,000	645,000
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,923,000	1,596,090
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (d)		883,000	711,230
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 5.395% 2/25/35 (d)(e)		739,124	140,110
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.745% 2/5/36 (d)(e)		3,000,000	450,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 5.02% 11/21/40 (d)(e)		250,000	132,680
TOTAL ASSET-BACKED SECURITIES (Cost $25,797,521)			16,369,197
Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 3.5%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (d)		177,636	141,062
Series 2002-R2 Class 2B3, 6.484% 7/25/33 (d)(e)		256,634	93,386
Series 2003-40 Class B3, 4.5% 10/25/18 (d)		227,506	113,753
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		561,394	151,883
Series 2003-R3:
Class B2, 5.5% 11/25/33 (d)		1,771,510	501,812
Class B3, 5.5% 11/25/33 (d)		530,447	109,757
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(e)		579,024	71,314
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (d)(e)		1,785,000	1,771,480
Series 2000-1A:
Class F, 6.971% 3/8/10 (d)		1,512,000	1,461,726
Class G, 6.971% 3/8/10 (d)		1,720,000	1,651,492
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,465,000	1,414,336
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 14.6716% 7/10/35 (d)(e)		907,677	919,758
Series 2004-C Class B5, 4.0716% 9/10/36 (d)(e)		378,524	263,607
Series 2005-A Class B6, 4.7216% 3/10/37 (d)(e)		1,905,090	1,254,159
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2005-B Class B6, 4.3216% 6/10/37 (d)(e)		$ 943,693	$ 526,146
Series 2005-D Class B6, 4.9659% 12/15/37 (d)(e)		476,363	196,816
Series 2006-B Class B6, 4.4159% 7/15/38 (d)(e)		988,046	396,106
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		72,103	73,711
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (d)		150,104	128,988
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 9.2216% 12/10/35 (d)(e)		686,854	500,813
Series 2004-A Class B7, 6.9716% 2/10/36 (d)(e)		654,270	487,483
Series 2004-B Class B7, 6.7216% 2/10/36 (d)(e)		786,071	531,396
Series 2005-C Class B7, 5.8216% 9/10/37 (d)(e)		1,924,543	997,905
Series 2006-B Class B7, 6.5659% 7/15/38 (d)(e)		988,046	364,728
Series 2007-A Class BB, 6.0659% 2/15/39 (d)(e)		792,874	187,100
TOTAL PRIVATE SPONSOR			14,310,717
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (g)		245,033	96,044
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 6.0237% 2/25/42 (d)(e)		145,536	73,912
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (g)		314,872	83,131
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 6.2853% 6/25/43 (e)		184,145	118,463
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 6.493% 10/25/42 (d)(e)		79,477	55,088
TOTAL U.S. GOVERNMENT AGENCY			426,638
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,380,338)			14,737,355
Commercial Mortgage Securities - 9.7%
		Principal Amount (c)	Value
Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		$ 515,000	$ 514,922
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (d)		497,447	564,385
Class BWG, 8.155% 10/11/37 (d)		482,111	560,520
Class BWK, 10.676% 10/11/37 (d)		326,839	418,227
Class BWL, 10.1596% 10/11/37 (d)		551,121	692,015
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.7159% 3/15/22 (d)(e)		700,000	567,000
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		2,000,000	1,982,372
Series 2004-TF2A Class AX, 0% 11/15/19 (d)(e)(f)		4,742,624	474
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		1,000,000	937,837
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class D, 5.7724% 11/15/36 (d)		915,000	827,682
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	769,500
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9086% 4/29/39 (d)(e)		878,011	878,011
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1337% 12/10/35 (d)(e)		921,000	840,086
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		1,015,000	957,632
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		1,000,000	832,160
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		2,767,000	2,435,825
Class G, 6.75% 4/15/29 (e)		1,000,000	652,656
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		1,500,000	1,437,656
Series 2000-C1:
Class H, 7% 3/15/33 (d)		950,000	875,039
Class K, 7% 3/15/33 (d)		1,100,000	980,891
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (d)		750,000	724,621
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 4.38% 3/1/20 (d)(e)		1,400,000	1,211,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (d)(e)		2,895,000	2,233,666
Class X, 1.6349% 10/15/32 (d)(e)(f)		18,599,761	252,957
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2002-CIB4 Class E, 6.7139% 5/12/34 (d)(e)		$ 1,500,000	$ 1,413,417
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,000,000	1,829,540
Series 1999-C7 Class F, 6% 10/15/35 (d)		350,000	340,963
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,385,000	1,189,590
Class H, 6% 7/15/31 (d)		2,638,000	1,749,337
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	552,411
Class G, 4.384% 7/12/15	CAD	355,000	268,370
Class H, 4.384% 7/12/15	CAD	236,000	159,719
Class J, 4.384% 7/12/15	CAD	355,000	229,143
Class K, 4.384% 7/12/15	CAD	355,000	216,856
Class L, 4.384% 7/12/15	CAD	236,000	136,523
Class M, 4.384% 7/12/15	CAD	995,000	321,238
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (d)		3,359,000	1,343,600
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	652,753
Class E, 7.983% 10/15/13		1,453,000	1,237,918
Class IO, 7.5848% 1/15/18 (e)(f)		6,872,074	1,760,936
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,000,000	887,845
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,703,700
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 3.2909% 9/15/09 (d)(e)		1,200,000	1,075,245
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(e)		2,000,000	875,651
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $46,114,825)			40,091,889
Floating Rate Loans - 2.2%

CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.3%
Intrawest Resorts term loan 6.1413% 10/23/08 (e)		1,090,887	1,036,343
Floating Rate Loans - continued
		Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.9%
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (e)		$ 29,115	$ 27,368
Toys 'R' US, Inc. term loan 5.7088% 12/9/08 (e)		4,100,000	3,751,500
			3,778,868
TOTAL CONSUMER DISCRETIONARY			4,815,211
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
LandSource Communities Development LLC Tranche B 1LN, term loan 6.75% 2/27/13 (e)		1,717,790	1,211,042
Real Estate Investment Trusts - 0.1%
General Growth Properties, Inc. Tranche A1, term loan 4% 2/24/10 (e)		697,368	629,375
Real Estate Management & Development - 0.3%
MDS Realty Holdings LLC Tranche M3, term loan 6.2413% 1/1/09 (e)		66,336	63,019
Realogy Corp.:
Credit-Linked Deposit 7.9663% 10/10/13 (e)		210,530	180,003
Tranche B, term loan 5.7216% 10/10/13 (e)		781,970	668,584
Tishman Speyer Properties term loan 4.48% 12/27/12 (e)		210,000	176,400
			1,088,006
TOTAL FINANCIALS			2,928,423
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HealthSouth Corp. term loan 5.2303% 3/10/13 (e)		1,259,345	1,190,081
TOTAL FLOATING RATE LOANS (Cost $10,148,076)			8,933,715
Preferred Securities - 0.1%
	Principal Amount (c)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,000,000	$ 938
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	218,208
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	590,000	351,272
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	810,000	8,100
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	1,650,000	16,500
		595,018
TOTAL PREFERRED SECURITIES (Cost $5,663,175)		595,018
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 2.51% (b) (Cost $36,715,561)	36,715,561	36,715,561
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $467,267,600)		410,270,681
NET OTHER ASSETS - 0.6%		2,681,923
NET ASSETS - 100%		$ 412,952,604
Currency Abbreviation
CAD - Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,663,426 or 17.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $453,637 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 206,389
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 231,958
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 5.395% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 842,077
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $467,415,581. Net unrealized depreciation aggregated $57,144,900, of which $15,125,273 related to appreciated investment securities and $72,270,173 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

April 30, 2008

1.815773.103

SCP-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.6%
WABCO Holdings, Inc.	158,600	$ 7,574,736
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	233,200	11,869,880
Hillenbrand, Inc. (a)	443,800	8,449,952
		20,319,832
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)(d)	285,000	9,601,650
Ruth's Chris Steak House, Inc. (a)(d)	871,566	6,406,010
		16,007,660
Household Durables - 1.6%
KB Home	248,000	5,580,000
Ryland Group, Inc.	160,000	5,116,800
Whirlpool Corp.	141,000	10,261,980
		20,958,780
Internet & Catalog Retail - 0.7%
Priceline.com, Inc. (a)	73,000	9,317,720
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	239,900	8,319,732
Citi Trends, Inc. (a)	214,085	4,525,757
The Men's Wearhouse, Inc.	269,900	7,187,437
Tween Brands, Inc. (a)	314,800	5,981,200
		26,014,126
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)	225,700	1,764,974
Deckers Outdoor Corp. (a)	55,000	7,593,850
Iconix Brand Group, Inc. (a)	396,100	6,305,912
		15,664,736
TOTAL CONSUMER DISCRETIONARY		115,857,590
CONSUMER STAPLES - 4.6%
Food Products - 2.0%
Corn Products International, Inc.	292,000	13,542,960
Dean Foods Co.	565,000	13,130,600
		26,673,560
Household Products - 0.5%
Energizer Holdings, Inc. (a)	89,000	7,036,340
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 2.1%
Bare Escentuals, Inc. (a)(d)	469,200	$ 10,702,452
Chattem, Inc. (a)(d)	130,500	9,119,340
Physicians Formula Holdings, Inc. (a)(e)	728,005	8,415,738
		28,237,530
TOTAL CONSUMER STAPLES		61,947,430
ENERGY - 13.8%
Energy Equipment & Services - 4.6%
Atwood Oceanics, Inc. (a)	187,900	18,919,651
BJ Services Co. (d)	250,000	7,067,500
Exterran Holdings, Inc. (a)	115,000	7,680,850
Hornbeck Offshore Services, Inc. (a)(d)	192,200	9,585,014
Superior Energy Services, Inc. (a)	419,400	18,612,972
		61,865,987
Oil, Gas & Consumable Fuels - 9.2%
Cabot Oil & Gas Corp.	267,100	15,216,687
Energy Transfer Equity LP	222,100	7,624,693
EXCO Resources, Inc. (a)	423,000	9,441,360
Forest Oil Corp. (a)	294,033	17,327,365
Mariner Energy, Inc. (a)	317,710	8,756,088
Massey Energy Co.	184,000	9,628,720
Petrohawk Energy Corp. (a)	677,100	16,006,644
Petroplus Holdings AG (a)	116,300	7,277,166
Quicksilver Gas Services LP	33,800	844,324
Range Resources Corp.	177,350	11,772,493
Tesoro Corp.	530,400	13,334,256
Western Refining, Inc. (d)	503,600	5,041,036
		122,270,832
TOTAL ENERGY		184,136,819
FINANCIALS - 6.5%
Capital Markets - 1.0%
Janus Capital Group, Inc.	455,800	12,789,748
Commercial Banks - 0.7%
UMB Financial Corp.	178,224	8,847,039
Consumer Finance - 0.9%
Dollar Financial Corp. (a)(d)	526,078	11,352,763
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.8%
Aspen Insurance Holdings Ltd.	325,500	$ 8,459,745
StanCorp Financial Group, Inc.	173,582	8,894,342
Willis Group Holdings Ltd.	206,800	7,186,300
		24,540,387
Real Estate Investment Trusts - 1.0%
American Campus Communities, Inc.	224,100	6,841,773
Annaly Capital Management, Inc.	413,000	6,921,880
		13,763,653
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	298,100	6,892,072
Thrifts & Mortgage Finance - 0.6%
Washington Federal, Inc.	354,000	8,428,740
TOTAL FINANCIALS		86,614,402
HEALTH CARE - 17.1%
Biotechnology - 2.0%
Cephalon, Inc. (a)(d)	170,800	10,659,628
Grifols SA	496,802	13,921,259
Indevus Pharmaceuticals, Inc. (a)	500,000	2,405,000
		26,985,887
Health Care Equipment & Supplies - 4.4%
Abaxis, Inc. (a)	255,000	6,497,400
American Medical Systems Holdings, Inc. (a)(d)	1,016,400	14,331,240
Hill-Rom Holdings, Inc. (d)	255,800	6,428,254
Hologic, Inc. (a)(d)	236,000	6,888,840
Immucor, Inc. (a)	417,000	11,250,660
Integra LifeSciences Holdings Corp. (a)(d)	310,100	13,138,937
		58,535,331
Health Care Providers & Services - 4.9%
Henry Schein, Inc. (a)	250,900	13,892,333
Humana, Inc. (a)	260,500	12,449,295
Patterson Companies, Inc. (a)	401,000	13,714,200
PSS World Medical, Inc. (a)	782,399	12,886,112
Sun Healthcare Group, Inc. (a)	449,500	5,910,925
Universal American Financial Corp. (a)	525,831	5,642,167
		64,495,032
Life Sciences Tools & Services - 5.3%
Charles River Laboratories International, Inc. (a)	223,034	12,947,124
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
ICON PLC sponsored ADR (a)	152,990	$ 11,015,280
Invitrogen Corp. (a)	102,000	9,544,140
PAREXEL International Corp. (a)	395,000	10,033,000
Pharmaceutical Product Development, Inc.	250,900	10,392,278
QIAGEN NV (a)	400,000	8,884,000
Varian, Inc. (a)	159,200	8,108,056
		70,923,878
Pharmaceuticals - 0.5%
Perrigo Co.	167,600	6,869,924
TOTAL HEALTH CARE		227,810,052
INDUSTRIALS - 17.3%
Aerospace & Defense - 0.9%
BE Aerospace, Inc. (a)	313,000	12,632,680
Airlines - 0.3%
Delta Air Lines, Inc. (a)	487,200	4,146,072
Commercial Services & Supplies - 6.3%
CDI Corp.	522,700	14,217,440
Clean Harbors, Inc. (a)	52,500	3,463,425
Corrections Corp. of America (a)	583,200	14,871,600
CoStar Group, Inc. (a)	181,736	8,714,241
Huron Consulting Group, Inc. (a)	377,700	15,810,522
InnerWorkings, Inc. (a)(d)	930,900	12,511,296
Navigant Consulting, Inc. (a)	351,500	7,072,180
The Brink's Co.	96,100	6,991,275
		83,651,979
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	311,100	12,394,224
Fluor Corp.	77,600	11,862,712
URS Corp. (a)	129,525	5,225,039
		29,481,975
Electrical Equipment - 2.2%
EnerSys (a)	298,600	6,987,240
Q-Cells AG (a)(d)	127,600	14,941,719
Sunpower Corp. Class A (a)	94,000	8,203,380
		30,132,339
Industrial Conglomerates - 0.8%
Raven Industries, Inc. (d)	337,600	10,344,064
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.8%
Bucyrus International, Inc. Class A	96,400	$ 12,139,652
Flowserve Corp.	83,033	10,303,565
Hexagon AB (B Shares)	392,600	7,146,884
Sulzer AG (Reg.)	55,130	7,234,350
		36,824,451
Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	355,000	12,059,350
Knight Transportation, Inc. (d)	703,300	11,949,067
		24,008,417
TOTAL INDUSTRIALS		231,221,977
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.2%
Harris Corp.	398,700	21,541,759
Nice Systems Ltd. sponsored ADR (a)	326,200	10,386,208
Polycom, Inc. (a)	488,500	10,942,400
		42,870,367
Computers & Peripherals - 0.6%
Wincor Nixdorf AG	109,200	8,377,000
Electronic Equipment & Instruments - 1.4%
Cogent, Inc. (a)(d)	859,400	8,018,202
Trimble Navigation Ltd. (a)	309,600	10,151,784
		18,169,986
Internet Software & Services - 5.5%
Equinix, Inc. (a)(d)	214,100	19,358,922
j2 Global Communications, Inc. (a)(d)	770,400	16,486,560
Telecity Group PLC	3,178,500	14,977,577
ValueClick, Inc. (a)	782,000	15,600,900
VistaPrint Ltd. (a)	201,100	6,843,433
		73,267,392
IT Services - 5.8%
Alliance Data Systems Corp. (a)	143,000	8,209,630
CACI International, Inc. Class A (a)	216,100	10,830,932
Cognizant Technology Solutions Corp. Class A (a)	300,000	9,675,000
CyberSource Corp. (a)	867,866	15,751,768
Datacash Group PLC	1,661,200	9,314,124
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR (d)	681,300	$ 17,495,784
WNS Holdings Ltd. ADR (a)	334,500	6,077,865
		77,355,103
Semiconductors & Semiconductor Equipment - 3.8%
FormFactor, Inc. (a)	358,900	6,916,003
Hittite Microwave Corp. (a)	428,821	17,024,194
Lam Research Corp. (a)	165,000	6,738,600
Microsemi Corp. (a)(d)	476,800	11,681,600
Varian Semiconductor Equipment Associates, Inc. (a)	217,890	7,981,311
		50,341,708
Software - 3.0%
Ansys, Inc. (a)	239,500	9,635,085
Blackbaud, Inc.	823,959	19,354,797
THQ, Inc. (a)	530,700	11,293,296
		40,283,178
TOTAL INFORMATION TECHNOLOGY		310,664,734
MATERIALS - 3.8%
Metals & Mining - 3.8%
Carpenter Technology Corp.	198,700	10,189,336
IAMGOLD Corp.	1,322,900	7,973,392
Reliance Steel & Aluminum Co.	215,700	13,110,246
Steel Dynamics, Inc.	342,000	11,918,700
Yamana Gold, Inc.	626,004	8,024,736
		51,216,410
UTILITIES - 1.1%
Multi-Utilities - 1.1%
A2A SpA	1,947,700	7,190,911
CMS Energy Corp.	547,200	7,978,176
		15,169,087
TOTAL COMMON STOCKS (Cost $1,240,794,743)		1,284,638,501
Money Market Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	35,627,244	$ 35,627,244
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	101,529,390	101,529,390
TOTAL MONEY MARKET FUNDS (Cost $137,156,634)		137,156,634
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $1,377,951,377)		1,421,795,135
NET OTHER ASSETS - (6.5)%		(86,519,297)
NET ASSETS - 100%		$ 1,335,275,838
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,482,864
Fidelity Securities Lending Cash Central Fund	507,351
Total	$ 1,990,215
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Physicians Formula Holdings, Inc.	$ 5,827,585	$ 3,948,990	$ -	$ -	$ 8,415,738
Quixote Corp.	8,618,526	150,375	6,248,265	75,980	-
Total	$ 14,446,111	$ 4,099,365	$ 6,248,265	$ 75,980	$ 8,415,738
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,382,870,559. Net unrealized appreciation aggregated $38,924,576, of which $171,959,471 related to appreciated investment securities and $133,034,895 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

April 30, 2008

1.817157.103

ASCP-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.6%
WABCO Holdings, Inc.	158,600	$ 7,574,736
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	233,200	11,869,880
Hillenbrand, Inc. (a)	443,800	8,449,952
		20,319,832
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)(d)	285,000	9,601,650
Ruth's Chris Steak House, Inc. (a)(d)	871,566	6,406,010
		16,007,660
Household Durables - 1.6%
KB Home	248,000	5,580,000
Ryland Group, Inc.	160,000	5,116,800
Whirlpool Corp.	141,000	10,261,980
		20,958,780
Internet & Catalog Retail - 0.7%
Priceline.com, Inc. (a)	73,000	9,317,720
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	239,900	8,319,732
Citi Trends, Inc. (a)	214,085	4,525,757
The Men's Wearhouse, Inc.	269,900	7,187,437
Tween Brands, Inc. (a)	314,800	5,981,200
		26,014,126
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)	225,700	1,764,974
Deckers Outdoor Corp. (a)	55,000	7,593,850
Iconix Brand Group, Inc. (a)	396,100	6,305,912
		15,664,736
TOTAL CONSUMER DISCRETIONARY		115,857,590
CONSUMER STAPLES - 4.6%
Food Products - 2.0%
Corn Products International, Inc.	292,000	13,542,960
Dean Foods Co.	565,000	13,130,600
		26,673,560
Household Products - 0.5%
Energizer Holdings, Inc. (a)	89,000	7,036,340
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 2.1%
Bare Escentuals, Inc. (a)(d)	469,200	$ 10,702,452
Chattem, Inc. (a)(d)	130,500	9,119,340
Physicians Formula Holdings, Inc. (a)(e)	728,005	8,415,738
		28,237,530
TOTAL CONSUMER STAPLES		61,947,430
ENERGY - 13.8%
Energy Equipment & Services - 4.6%
Atwood Oceanics, Inc. (a)	187,900	18,919,651
BJ Services Co. (d)	250,000	7,067,500
Exterran Holdings, Inc. (a)	115,000	7,680,850
Hornbeck Offshore Services, Inc. (a)(d)	192,200	9,585,014
Superior Energy Services, Inc. (a)	419,400	18,612,972
		61,865,987
Oil, Gas & Consumable Fuels - 9.2%
Cabot Oil & Gas Corp.	267,100	15,216,687
Energy Transfer Equity LP	222,100	7,624,693
EXCO Resources, Inc. (a)	423,000	9,441,360
Forest Oil Corp. (a)	294,033	17,327,365
Mariner Energy, Inc. (a)	317,710	8,756,088
Massey Energy Co.	184,000	9,628,720
Petrohawk Energy Corp. (a)	677,100	16,006,644
Petroplus Holdings AG (a)	116,300	7,277,166
Quicksilver Gas Services LP	33,800	844,324
Range Resources Corp.	177,350	11,772,493
Tesoro Corp.	530,400	13,334,256
Western Refining, Inc. (d)	503,600	5,041,036
		122,270,832
TOTAL ENERGY		184,136,819
FINANCIALS - 6.5%
Capital Markets - 1.0%
Janus Capital Group, Inc.	455,800	12,789,748
Commercial Banks - 0.7%
UMB Financial Corp.	178,224	8,847,039
Consumer Finance - 0.9%
Dollar Financial Corp. (a)(d)	526,078	11,352,763
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.8%
Aspen Insurance Holdings Ltd.	325,500	$ 8,459,745
StanCorp Financial Group, Inc.	173,582	8,894,342
Willis Group Holdings Ltd.	206,800	7,186,300
		24,540,387
Real Estate Investment Trusts - 1.0%
American Campus Communities, Inc.	224,100	6,841,773
Annaly Capital Management, Inc.	413,000	6,921,880
		13,763,653
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	298,100	6,892,072
Thrifts & Mortgage Finance - 0.6%
Washington Federal, Inc.	354,000	8,428,740
TOTAL FINANCIALS		86,614,402
HEALTH CARE - 17.1%
Biotechnology - 2.0%
Cephalon, Inc. (a)(d)	170,800	10,659,628
Grifols SA	496,802	13,921,259
Indevus Pharmaceuticals, Inc. (a)	500,000	2,405,000
		26,985,887
Health Care Equipment & Supplies - 4.4%
Abaxis, Inc. (a)	255,000	6,497,400
American Medical Systems Holdings, Inc. (a)(d)	1,016,400	14,331,240
Hill-Rom Holdings, Inc. (d)	255,800	6,428,254
Hologic, Inc. (a)(d)	236,000	6,888,840
Immucor, Inc. (a)	417,000	11,250,660
Integra LifeSciences Holdings Corp. (a)(d)	310,100	13,138,937
		58,535,331
Health Care Providers & Services - 4.9%
Henry Schein, Inc. (a)	250,900	13,892,333
Humana, Inc. (a)	260,500	12,449,295
Patterson Companies, Inc. (a)	401,000	13,714,200
PSS World Medical, Inc. (a)	782,399	12,886,112
Sun Healthcare Group, Inc. (a)	449,500	5,910,925
Universal American Financial Corp. (a)	525,831	5,642,167
		64,495,032
Life Sciences Tools & Services - 5.3%
Charles River Laboratories International, Inc. (a)	223,034	12,947,124
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
ICON PLC sponsored ADR (a)	152,990	$ 11,015,280
Invitrogen Corp. (a)	102,000	9,544,140
PAREXEL International Corp. (a)	395,000	10,033,000
Pharmaceutical Product Development, Inc.	250,900	10,392,278
QIAGEN NV (a)	400,000	8,884,000
Varian, Inc. (a)	159,200	8,108,056
		70,923,878
Pharmaceuticals - 0.5%
Perrigo Co.	167,600	6,869,924
TOTAL HEALTH CARE		227,810,052
INDUSTRIALS - 17.3%
Aerospace & Defense - 0.9%
BE Aerospace, Inc. (a)	313,000	12,632,680
Airlines - 0.3%
Delta Air Lines, Inc. (a)	487,200	4,146,072
Commercial Services & Supplies - 6.3%
CDI Corp.	522,700	14,217,440
Clean Harbors, Inc. (a)	52,500	3,463,425
Corrections Corp. of America (a)	583,200	14,871,600
CoStar Group, Inc. (a)	181,736	8,714,241
Huron Consulting Group, Inc. (a)	377,700	15,810,522
InnerWorkings, Inc. (a)(d)	930,900	12,511,296
Navigant Consulting, Inc. (a)	351,500	7,072,180
The Brink's Co.	96,100	6,991,275
		83,651,979
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	311,100	12,394,224
Fluor Corp.	77,600	11,862,712
URS Corp. (a)	129,525	5,225,039
		29,481,975
Electrical Equipment - 2.2%
EnerSys (a)	298,600	6,987,240
Q-Cells AG (a)(d)	127,600	14,941,719
Sunpower Corp. Class A (a)	94,000	8,203,380
		30,132,339
Industrial Conglomerates - 0.8%
Raven Industries, Inc. (d)	337,600	10,344,064
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.8%
Bucyrus International, Inc. Class A	96,400	$ 12,139,652
Flowserve Corp.	83,033	10,303,565
Hexagon AB (B Shares)	392,600	7,146,884
Sulzer AG (Reg.)	55,130	7,234,350
		36,824,451
Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	355,000	12,059,350
Knight Transportation, Inc. (d)	703,300	11,949,067
		24,008,417
TOTAL INDUSTRIALS		231,221,977
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.2%
Harris Corp.	398,700	21,541,759
Nice Systems Ltd. sponsored ADR (a)	326,200	10,386,208
Polycom, Inc. (a)	488,500	10,942,400
		42,870,367
Computers & Peripherals - 0.6%
Wincor Nixdorf AG	109,200	8,377,000
Electronic Equipment & Instruments - 1.4%
Cogent, Inc. (a)(d)	859,400	8,018,202
Trimble Navigation Ltd. (a)	309,600	10,151,784
		18,169,986
Internet Software & Services - 5.5%
Equinix, Inc. (a)(d)	214,100	19,358,922
j2 Global Communications, Inc. (a)(d)	770,400	16,486,560
Telecity Group PLC	3,178,500	14,977,577
ValueClick, Inc. (a)	782,000	15,600,900
VistaPrint Ltd. (a)	201,100	6,843,433
		73,267,392
IT Services - 5.8%
Alliance Data Systems Corp. (a)	143,000	8,209,630
CACI International, Inc. Class A (a)	216,100	10,830,932
Cognizant Technology Solutions Corp. Class A (a)	300,000	9,675,000
CyberSource Corp. (a)	867,866	15,751,768
Datacash Group PLC	1,661,200	9,314,124
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR (d)	681,300	$ 17,495,784
WNS Holdings Ltd. ADR (a)	334,500	6,077,865
		77,355,103
Semiconductors & Semiconductor Equipment - 3.8%
FormFactor, Inc. (a)	358,900	6,916,003
Hittite Microwave Corp. (a)	428,821	17,024,194
Lam Research Corp. (a)	165,000	6,738,600
Microsemi Corp. (a)(d)	476,800	11,681,600
Varian Semiconductor Equipment Associates, Inc. (a)	217,890	7,981,311
		50,341,708
Software - 3.0%
Ansys, Inc. (a)	239,500	9,635,085
Blackbaud, Inc.	823,959	19,354,797
THQ, Inc. (a)	530,700	11,293,296
		40,283,178
TOTAL INFORMATION TECHNOLOGY		310,664,734
MATERIALS - 3.8%
Metals & Mining - 3.8%
Carpenter Technology Corp.	198,700	10,189,336
IAMGOLD Corp.	1,322,900	7,973,392
Reliance Steel & Aluminum Co.	215,700	13,110,246
Steel Dynamics, Inc.	342,000	11,918,700
Yamana Gold, Inc.	626,004	8,024,736
		51,216,410
UTILITIES - 1.1%
Multi-Utilities - 1.1%
A2A SpA	1,947,700	7,190,911
CMS Energy Corp.	547,200	7,978,176
		15,169,087
TOTAL COMMON STOCKS (Cost $1,240,794,743)		1,284,638,501
Money Market Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	35,627,244	$ 35,627,244
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	101,529,390	101,529,390
TOTAL MONEY MARKET FUNDS (Cost $137,156,634)		137,156,634
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $1,377,951,377)		1,421,795,135
NET OTHER ASSETS - (6.5)%		(86,519,297)
NET ASSETS - 100%		$ 1,335,275,838
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,482,864
Fidelity Securities Lending Cash Central Fund	507,351
Total	$ 1,990,215
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Physicians Formula Holdings, Inc.	$ 5,827,585	$ 3,948,990	$ -	$ -	$ 8,415,738
Quixote Corp.	8,618,526	150,375	6,248,265	75,980	-
Total	$ 14,446,111	$ 4,099,365	$ 6,248,265	$ 75,980	$ 8,415,738
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,382,870,559. Net unrealized appreciation aggregated $38,924,576, of which $171,959,471 related to appreciated investment securities and $133,034,895 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Opportunities Fund

April 30, 2008

1.847958.101

SMO-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.4%
Aftermarket Technology Corp. (a)	503,200	$ 11,528,312
Amerigon, Inc. (a)	523,585	7,686,228
		19,214,540
Distributors - 0.4%
DXP Enterprises, Inc. (a)	118,200	4,878,114
Diversified Consumer Services - 1.1%
Hillenbrand, Inc. (a)	218,000	4,150,720
Regis Corp.	355,700	10,386,440
		14,537,160
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. (a)	40,600	420,210
Bally Technologies, Inc. (a)	212,900	7,172,601
Burger King Holdings, Inc.	309,900	8,646,210
Denny's Corp. (a)	1,970,734	6,207,812
Life Time Fitness, Inc. (a)(d)	359,200	13,056,920
		35,503,753
Household Durables - 2.0%
Ethan Allen Interiors, Inc.	205,300	5,639,591
Helen of Troy Ltd. (a)	277,400	4,690,834
Jarden Corp. (a)	431,700	9,203,844
Universal Electronics, Inc. (a)	306,400	7,874,480
		27,408,749
Leisure Equipment & Products - 0.7%
RC2 Corp. (a)	324,400	6,001,400
Summer Infant, Inc. (a)	680,005	2,808,421
		8,809,821
Specialty Retail - 3.2%
Aeropostale, Inc. (a)	27,400	871,046
bebe Stores, Inc.	361,100	3,607,389
Collective Brands, Inc. (a)(d)	254,800	3,151,876
Guess?, Inc.	186,800	7,150,704
J. Crew Group, Inc. (a)	153,700	7,300,750
Jo-Ann Stores, Inc. (a)	340,200	6,443,388
Shoe Carnival, Inc. (a)	239,377	3,344,097
The Men's Wearhouse, Inc.	442,200	11,775,786
		43,645,036
Textiles, Apparel & Luxury Goods - 2.4%
American Apparel, Inc. (a)	1,113,700	8,709,134
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
FGX International Ltd.	695,564	$ 9,077,110
Iconix Brand Group, Inc. (a)(d)	508,500	8,095,320
Movado Group, Inc.	276,100	6,030,024
		31,911,588
TOTAL CONSUMER DISCRETIONARY		185,908,761
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 0.5%
The Great Atlantic & Pacific Tea Co. (a)(d)	230,400	6,340,608
Food Products - 0.9%
Corn Products International, Inc.	164,400	7,624,872
Green Mountain Coffee Roasters, Inc. (a)	133,000	4,282,600
		11,907,472
Personal Products - 1.6%
Bare Escentuals, Inc. (a)(d)	378,500	8,633,585
Chattem, Inc. (a)(d)	121,190	8,468,757
Physicians Formula Holdings, Inc. (a)	354,104	4,093,442
		21,195,784
TOTAL CONSUMER STAPLES		39,443,864
ENERGY - 9.0%
Energy Equipment & Services - 3.7%
Dril-Quip, Inc. (a)	118,000	6,744,880
ENGlobal Corp. (a)	303,000	3,045,150
Exterran Holdings, Inc. (a)	96,352	6,435,350
Hornbeck Offshore Services, Inc. (a)	180,100	8,981,587
NATCO Group, Inc. Class A (a)	166,800	8,440,080
Patterson-UTI Energy, Inc.	98,500	2,752,090
Superior Energy Services, Inc. (a)	292,450	12,978,931
		49,378,068
Oil, Gas & Consumable Fuels - 5.3%
Alpha Natural Resources, Inc. (a)	56,700	2,758,455
Banpu PCL unit	367,200	5,047,264
Concho Resources, Inc.	385,700	10,633,749
Encore Acquisition Co. (a)	148,700	6,785,181
EXCO Resources, Inc. (a)(d)	702,048	15,669,713
Kodiak Oil & Gas Corp. (a)	1,506,200	4,849,964
Mariner Energy, Inc. (a)	374,700	10,326,732
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	412,540	$ 9,752,446
Quicksilver Gas Services LP	116,800	2,917,664
World Fuel Services Corp.	100,100	2,458,456
		71,199,624
TOTAL ENERGY		120,577,692
FINANCIALS - 17.4%
Capital Markets - 0.8%
KBW, Inc. (a)(d)	254,000	6,029,960
T. Rowe Price Group, Inc.	25,400	1,487,424
Waddell & Reed Financial, Inc. Class A	88,200	2,986,452
		10,503,836
Commercial Banks - 4.4%
Associated Banc-Corp.	198,500	5,611,595
Boston Private Financial Holdings, Inc.	388,500	3,613,050
Capitol Bancorp Ltd.	125,900	2,164,221
Center Financial Corp., California	416,200	4,332,642
Citizens Banking Corp., Michigan	81,600	673,200
CVB Financial Corp. (d)	129,700	1,488,956
IBERIABANK Corp.	43,500	2,096,700
Intervest Bancshares Corp. Class A (e)	386,340	3,994,756
Pacific Premier Bancorp, Inc. (a)	88,400	667,420
Prosperity Bancshares, Inc. (d)	45,000	1,393,650
Renasant Corp.	288,200	6,677,594
Sterling Financial Corp., Washington	60,500	738,705
Taylor Capital Group, Inc.	92,000	1,372,640
Texas Capital Bancshares, Inc. (a)	75,200	1,387,440
UCBH Holdings, Inc.	97,700	711,256
UMB Financial Corp.	82,300	4,085,372
Umpqua Holdings Corp. (d)	57,700	851,075
UnionBanCal Corp.	132,100	6,936,571
Wachovia Corp.	94,100	2,743,015
Westamerica Bancorp.	38,600	2,255,784
Western Alliance Bancorp. (a)(d)	172,900	2,207,933
Wilshire Bancorp, Inc.	354,920	2,924,541
		58,928,116
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.5%
Cash America International, Inc.	35,100	$ 1,431,729
Dollar Financial Corp. (a)	261,740	5,648,349
		7,080,078
Diversified Financial Services - 1.1%
CIT Group, Inc.	59,200	644,688
JSE Ltd.	299,500	2,585,230
KKR Financial Holdings LLC	923,600	11,729,720
		14,959,638
Insurance - 2.2%
Affirmative Insurance Holdings, Inc.	65,869	515,754
Allied World Assurance Co. Holdings Ltd.	102,700	4,234,321
American Safety Insurance Group Ltd. (a)	503,200	8,524,208
Assurant, Inc.	89,600	5,824,000
IPC Holdings Ltd.	189,300	5,510,523
Max Capital Group Ltd.	122,900	2,877,089
United America Indemnity Ltd. Class A (a)	163,222	2,523,412
		30,009,307
Real Estate Investment Trusts - 5.7%
Alexandria Real Estate Equities, Inc.	82,000	8,612,460
AMB Property Corp. (SBI) (d)	143,800	8,304,450
American Campus Communities, Inc.	45,000	1,373,850
Annaly Capital Management, Inc.	477,500	8,002,900
Apartment Investment & Management Co. Class A	175,300	6,482,594
Chimera Investment Corp.	177,800	2,466,086
Digital Realty Trust, Inc. (d)	139,200	5,394,000
General Growth Properties, Inc.	101,300	4,149,248
Glimcher Realty Trust	133,500	1,602,000
Highwoods Properties, Inc. (SBI)	60,300	2,112,912
National Retail Properties, Inc.	441,600	10,117,056
ProLogis Trust	88,000	5,509,680
Public Storage	41,200	3,736,840
SL Green Realty Corp.	28,900	2,681,920
U-Store-It Trust	169,000	2,039,830
Vornado Realty Trust	41,400	3,853,926
		76,439,752
Thrifts & Mortgage Finance - 2.7%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	76,400	235,312
Downey Financial Corp. (d)	17,000	240,380
Encore Bancshares, Inc.	132,900	2,328,408
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
FirstFed Financial Corp. (a)(d)	15,700	$ 239,896
Imperial Capital Bancorp, Inc.	172,600	2,601,082
New York Community Bancorp, Inc.	165,200	3,084,284
NewAlliance Bancshares, Inc.	483,900	6,513,294
People's United Financial, Inc.	290,600	4,931,482
Washington Federal, Inc. (d)	568,700	13,540,747
Washington Mutual, Inc. (a)(g)	190,800	2,227,685
		35,942,570
TOTAL FINANCIALS		233,863,297
HEALTH CARE - 11.8%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	92,300	6,496,074
Human Genome Sciences, Inc. (a)	785,000	5,141,750
Indevus Pharmaceuticals, Inc. (a)	1,056,400	5,081,284
ONYX Pharmaceuticals, Inc. (a)	250,000	8,790,000
Theravance, Inc. (a)(d)	560,000	6,994,400
		32,503,508
Health Care Equipment & Supplies - 2.4%
COLTENE Holding AG	5,700	500,482
Hill-Rom Holdings, Inc.	158,895	3,993,031
Masimo Corp.	125,000	3,643,750
Meridian Bioscience, Inc.	243,000	6,543,990
Quidel Corp. (a)	526,283	8,425,791
Zoll Medical Corp. (a)	288,540	9,631,465
		32,738,509
Health Care Providers & Services - 3.8%
Air Methods Corp. (a)	224,625	9,007,463
Brookdale Senior Living, Inc.	157,600	4,125,968
Emergency Medical Services Corp. Class A (a)(d)	280,700	6,335,399
Emeritus Corp. (a)	112,300	2,768,195
Genoptix, Inc.	249,400	6,841,042
Pediatrix Medical Group, Inc. (a)	163,800	11,141,676
PSS World Medical, Inc. (a)	680,600	11,209,482
		51,429,225
Life Sciences Tools & Services - 1.9%
Covance, Inc. (a)	41,700	3,494,043
ICON PLC sponsored ADR (a)	2,000	144,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Medtox Scientific, Inc. (a)	99,000	$ 1,580,040
PAREXEL International Corp. (a)	396,000	10,058,400
Pharmaceutical Product Development, Inc.	96,700	4,005,314
QIAGEN NV (a)	285,500	6,340,955
		25,622,752
Pharmaceuticals - 1.3%
Perrigo Co.	280,000	11,477,200
XenoPort, Inc. (a)	125,000	5,347,500
		16,824,700
TOTAL HEALTH CARE		159,118,694
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.3%
BE Aerospace, Inc. (a)	154,700	6,243,692
LMI Aerospace, Inc. (a)	90,404	1,735,757
Spirit AeroSystems Holdings, Inc. Class A (a)	119,200	3,477,064
Triumph Group, Inc.	98,100	5,775,147
		17,231,660
Building Products - 0.2%
Lennox International, Inc.	106,500	3,529,410
Commercial Services & Supplies - 5.4%
A.T. Cross Co. Class A (a)	61,699	490,507
Diamond Management & Technology Consultants, Inc.	920,722	5,662,440
eTelecare Global Solutions, Inc. sponsored ADR	1,362,000	8,172,000
First Advantage Corp. Class A (a)	338,388	6,940,338
GeoEye, Inc. (a)	208,800	4,808,664
Healthcare Services Group, Inc.	191,900	2,928,394
Huron Consulting Group, Inc. (a)	286,750	12,003,355
InnerWorkings, Inc. (a)(d)	610,100	8,199,744
Interface, Inc. Class A	142,800	1,833,552
Navigant Consulting, Inc. (a)	332,600	6,691,912
On Assignment, Inc. (a)	605,100	4,253,853
Team, Inc. (a)	233,000	6,927,090
Waste Services, Inc. (a)	426,400	3,330,184
		72,242,033
Construction & Engineering - 0.4%
URS Corp. (a)	121,400	4,897,276
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Acuity Brands, Inc. (d)	83,800	$ 4,008,992
Machinery - 1.6%
Flow International Corp. (a)	529,400	5,309,882
Flowserve Corp.	16,100	1,997,849
Nordson Corp.	100,000	5,903,000
RBC Bearings, Inc. (a)	93,200	3,725,204
Titan Machinery, Inc. (d)	215,200	3,918,792
TurboChef Technologies, Inc. (a)	88,884	769,735
		21,624,462
Road & Rail - 1.6%
J.B. Hunt Transport Services, Inc.	266,200	9,042,814
Knight Transportation, Inc. (d)	617,600	10,493,024
YRC Worldwide, Inc. (a)(d)	109,000	1,771,250
		21,307,088
Trading Companies & Distributors - 0.8%
Genesis Lease Ltd. ADR	87,800	1,185,300
Kaman Corp.	201,900	5,471,490
Rush Enterprises, Inc. Class A (a)	303,400	4,890,808
		11,547,598
TOTAL INDUSTRIALS		156,388,519
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 3.1%
Adtran, Inc.	100,000	2,366,000
Aruba Networks, Inc. (d)	882,300	5,258,508
Comtech Group, Inc. (a)	250,000	3,255,000
Harris Corp.	87,600	4,733,028
ORBCOMM, Inc. (a)(d)	308,760	1,818,596
Plantronics, Inc.	217,300	5,412,943
Polycom, Inc. (a)	389,800	8,731,520
RADWARE Ltd. (a)	593,000	5,864,770
Starent Networks Corp. (d)	260,100	4,114,782
		41,555,147
Computers & Peripherals - 0.2%
Super Micro Computer, Inc.	300,000	2,238,000
Electronic Equipment & Instruments - 1.8%
Gerber Scientific, Inc. (a)	651,700	6,041,259
Ingram Micro, Inc. Class A (a)	261,900	4,454,919
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
IPG Photonics Corp. (a)	408,358	$ 6,831,829
Trimble Navigation Ltd. (a)	210,000	6,885,900
		24,213,907
Internet Software & Services - 2.7%
DivX, Inc. (a)(d)	832,500	6,227,100
Equinix, Inc. (a)	30,470	2,755,097
j2 Global Communications, Inc. (a)	556,330	11,905,462
SAVVIS, Inc. (a)	245,975	3,603,534
VistaPrint Ltd. (a)	369,858	12,586,268
		37,077,461
IT Services - 1.5%
Alliance Data Systems Corp. (a)	200,900	11,533,669
CACI International, Inc. Class A (a)	48,100	2,410,772
CyberSource Corp. (a)	150,000	2,722,500
Perot Systems Corp. Class A (a)	200,000	3,128,000
		19,794,941
Semiconductors & Semiconductor Equipment - 5.9%
Atheros Communications, Inc. (a)	112,000	2,981,440
California Micro Devices Corp. (a)	290,648	892,289
Cirrus Logic, Inc. (a)	725,000	5,183,750
FormFactor, Inc. (a)	145,900	2,811,493
Hittite Microwave Corp. (a)	168,000	6,669,600
LTX Corp. (a)	606,929	1,760,094
Microsemi Corp. (a)	100,000	2,450,000
MIPS Technologies, Inc. (a)	690,222	3,133,608
Monolithic Power Systems, Inc. (a)	345,000	7,900,500
Novellus Systems, Inc. (a)	171,600	3,751,176
Pericom Semiconductor Corp. (a)	275,000	4,686,000
Power Integrations, Inc. (a)	230,000	7,169,100
Rudolph Technologies, Inc. (a)	150,000	1,524,000
Sigma Designs, Inc. (a)	160,700	2,873,316
Teradyne, Inc. (a)	100,000	1,329,000
TriQuint Semiconductor, Inc. (a)	800,000	5,272,000
Varian Semiconductor Equipment Associates, Inc. (a)	283,900	10,399,257
Zoran Corp. (a)	702,500	9,244,900
		80,031,523
Software - 4.4%
Blackbaud, Inc.	620,748	14,581,371
CommVault Systems, Inc. (a)	353,300	4,345,590
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Deltek, Inc.	250,000	$ 3,070,000
Jack Henry & Associates, Inc.	103,800	2,727,864
Nuance Communications, Inc. (a)	230,000	4,664,400
Quest Software, Inc. (a)	150,000	1,998,000
SourceForge, Inc. (a)	2,138,399	3,827,734
THQ, Inc. (a)(d)	651,200	13,857,536
Ultimate Software Group, Inc. (a)	295,900	9,702,561
		58,775,056
TOTAL INFORMATION TECHNOLOGY		263,686,035
MATERIALS - 5.5%
Chemicals - 2.1%
Airgas, Inc.	157,500	7,580,475
Hercules, Inc.	382,800	7,196,640
Methanex Corp.	201,500	4,701,867
Rockwood Holdings, Inc. (a)	243,500	8,987,585
		28,466,567
Metals & Mining - 3.2%
Carpenter Technology Corp.	71,340	3,658,315
Century Aluminum Co. (a)	112,700	7,808,983
Compass Minerals International, Inc.	189,900	11,963,700
Mount Gibson Iron Ltd. (a)	2,907,263	8,034,868
Northern Iron Ltd.	758,900	2,763,113
Randgold Resources Ltd. sponsored ADR	196,700	8,953,784
		43,182,763
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	122,400	2,708,712
TOTAL MATERIALS		74,358,042
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a)	854,010	3,962,606
Iowa Telecommunication Services, Inc. (d)	208,070	3,603,772
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	112,700	2,208,920
		9,775,298
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	117,030	$ 3,784,750
TOTAL TELECOMMUNICATION SERVICES		13,560,048
UTILITIES - 2.8%
Electric Utilities - 1.0%
Allete, Inc.	67,600	2,823,652
DPL, Inc.	70,300	1,956,449
Westar Energy, Inc.	372,500	8,638,275
		13,418,376
Gas Utilities - 0.2%
Southwest Gas Corp.	114,700	3,311,389
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. Class A (a)	241,000	2,077,420
Nevada Geothermal Power, Inc. (a)	725,000	820,673
		2,898,093
Multi-Utilities - 1.4%
Aquila, Inc. (a)	318,500	1,146,600
CMS Energy Corp.	564,600	8,231,868
OGE Energy Corp.	146,400	4,785,816
PNM Resources, Inc.	292,600	4,239,774
		18,404,058
TOTAL UTILITIES		38,031,916
TOTAL COMMON STOCKS (Cost $1,325,930,146)		1,284,936,868
Convertible Preferred Stocks - 0.7%

FINANCIALS - 0.7%
Thrifts & Mortgage Finance - 0.7%
Washington Mutual, Inc. (g)	70	9,832,000
Investment Companies - 0.4%

Ares Capital Corp. (Cost $5,553,281)	451,300	5,081,638
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.59% 6/5/08 to 7/10/08 (f) (Cost $1,946,675)	$ 1,950,000	$ 1,947,124
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	53,511,095	53,511,095
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	86,294,262	86,294,262
TOTAL MONEY MARKET FUNDS (Cost $139,805,357)		139,805,357
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $49,000)	$ 49,003	49,000
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $1,480,284,459)		1,441,651,987
NET OTHER ASSETS - (7.2)%		(96,225,767)
NET ASSETS - 100%		$ 1,345,426,220
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
297 Mini-Russell 2000 Index Contracts	June 2008	$ 21,309,750	$ 1,413,881
The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,647,883.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, <the value of restricted securities (excluding 144A issues) amounted to $12,059,685 or 0.9% of net assets>.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Washington Mutual, Inc.	4/8/08	$ 1,669,500
Washington Mutual, Inc.	4/8/08	$ 7,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$49,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 22,864
Fortis Securities LLC	10,460
HSBC Securities (USA), Inc.	5,225
ING Financial Markets LLC	10,451
$ 49,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,450,779
Fidelity Securities Lending Cash Central Fund	797,556
Total	$ 2,248,335
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,487,763,623. Net unrealized depreciation aggregated $46,111,636, of which $99,995,998 related to appreciated investment securities and $146,107,634 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund

April 30, 2008

1.815774.103

SCV-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.8%
Aftermarket Technology Corp. (a)	450,700	$ 10,325,537
Hotels, Restaurants & Leisure - 0.6%
IHOP Corp.	59,047	2,753,952
Pinnacle Entertainment, Inc. (a)(d)	324,999	5,043,984
		7,797,936
Household Durables - 1.8%
Ethan Allen Interiors, Inc. (d)	210,300	5,776,941
Jarden Corp. (a)(d)	689,600	14,702,272
Ryland Group, Inc.	80,000	2,558,400
		23,037,613
Leisure Equipment & Products - 1.5%
Arctic Cat, Inc. (d)	190,000	1,440,200
Brunswick Corp.	110,300	1,839,804
Callaway Golf Co.	365,000	5,015,100
MarineMax, Inc. (a)	30,000	342,000
RC2 Corp. (a)	554,555	10,259,268
		18,896,372
Media - 1.1%
Sinclair Broadcast Group, Inc. Class A	1,149,814	10,106,865
Valassis Communications, Inc. (a)	333,395	4,734,209
		14,841,074
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	300,000	10,404,000
Asbury Automotive Group, Inc.	385,000	6,410,250
Collective Brands, Inc. (a)(d)	157,900	1,953,223
Jo-Ann Stores, Inc. (a)	146,085	2,766,850
Lithia Motors, Inc. Class A (sub. vtg.) (d)	128,800	1,159,200
Select Comfort Corp. (a)(d)	815,000	2,461,300
Shoe Carnival, Inc. (a)	75,258	1,051,354
The Men's Wearhouse, Inc.	514,220	13,693,679
Tween Brands, Inc. (a)	65,000	1,235,000
		41,134,856
Textiles, Apparel & Luxury Goods - 1.8%
American Apparel, Inc. (a)	160,000	1,251,200
FGX International Ltd.	135,000	1,761,750
G-III Apparel Group Ltd. (a)	180,000	2,655,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	585,000	$ 13,835,250
Warnaco Group, Inc. (a)	70,000	3,229,800
		22,733,000
TOTAL CONSUMER DISCRETIONARY		138,766,388
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 1.4%
The Great Atlantic & Pacific Tea Co. (a)(d)	495,000	13,622,400
The Pantry, Inc. (a)	346,000	3,754,100
		17,376,500
Food Products - 2.7%
Corn Products International, Inc.	478,000	22,169,640
Dean Foods Co.	210,000	4,880,400
Marine Harvest ASA (a)(d)	12,155,000	8,047,613
		35,097,653
Personal Products - 0.6%
Chattem, Inc. (a)	25,000	1,747,000
Physicians Formula Holdings, Inc. (a)	128,100	1,480,836
Prestige Brands Holdings, Inc. (a)	451,367	4,053,276
		7,281,112
TOTAL CONSUMER STAPLES		59,755,265
ENERGY - 13.2%
Energy Equipment & Services - 4.1%
Exterran Holdings, Inc. (a)	169,300	11,307,547
Global Industries Ltd. (a)	435,000	6,942,600
Oil States International, Inc. (a)	154,760	7,747,286
Superior Energy Services, Inc. (a)	590,000	26,184,200
		52,181,633
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	134,600	6,548,290
Cabot Oil & Gas Corp.	320,000	18,230,400
Forest Oil Corp. (a)	278,300	16,400,219
Mariner Energy, Inc. (a)(e)	200,000	5,512,000
Mariner Energy, Inc. (a)	415,000	11,437,400
Petrohawk Energy Corp. (a)	790,000	18,675,600
Petroleum Development Corp. (a)	55,822	4,199,489
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	640,000	$ 27,078,398
Tesoro Corp.	382,600	9,618,564
		117,700,360
TOTAL ENERGY		169,881,993
FINANCIALS - 22.3%
Capital Markets - 1.1%
KBW, Inc. (a)(d)	400,536	9,508,725
TradeStation Group, Inc. (a)	508,300	4,742,439
		14,251,164
Commercial Banks - 2.6%
Boston Private Financial Holdings, Inc. (d)	530,200	4,930,860
Center Financial Corp., California	224,052	2,332,381
First State Bancorp.	533,500	4,961,550
Sterling Bancshares, Inc.	235,000	2,441,650
UMB Financial Corp.	215,000	10,672,600
Western Alliance Bancorp. (a)(d)	125,000	1,596,250
Wintrust Financial Corp.	191,260	6,066,767
		33,002,058
Consumer Finance - 0.3%
Advanta Corp. Class B	97,500	856,050
Dollar Financial Corp. (a)	135,000	2,913,300
		3,769,350
Diversified Financial Services - 1.8%
Interactive Brokers Group, Inc.	205,000	6,471,850
KKR Financial Holdings LLC	1,060,000	13,462,000
MarketAxess Holdings, Inc. (a)	400,000	3,516,000
		23,449,850
Insurance - 7.5%
American Equity Investment Life Holding Co.	839,506	8,101,233
Aspen Insurance Holdings Ltd.	335,200	8,711,848
Delphi Financial Group, Inc. Class A	307,850	8,379,677
HCC Insurance Holdings, Inc.	340,920	8,413,906
Infinity Property & Casualty Corp.	185,000	7,170,600
IPC Holdings Ltd.	573,740	16,701,571
Max Capital Group Ltd.	175,000	4,096,750
National Financial Partners Corp. (d)	349,800	9,416,616
Navigators Group, Inc. (a)	6,000	294,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	50,000	$ 3,699,000
Platinum Underwriters Holdings Ltd.	354,700	12,723,089
United America Indemnity Ltd. Class A (a)	142,922	2,209,574
Willis Group Holdings Ltd.	195,000	6,776,250
		96,694,114
Real Estate Investment Trusts - 5.3%
Alexandria Real Estate Equities, Inc.	40,000	4,201,200
American Campus Communities, Inc.	143,800	4,390,214
Annaly Capital Management, Inc.	1,002,000	16,793,520
Chimera Investment Corp.	259,400	3,597,878
Developers Diversified Realty Corp.	30,000	1,288,500
Highwoods Properties, Inc. (SBI)	150,000	5,256,000
MFA Mortgage Investments, Inc.	1,778,800	12,433,812
Post Properties, Inc.	190,000	6,973,000
SL Green Realty Corp.	120,000	11,136,000
U-Store-It Trust	200,000	2,414,000
		68,484,124
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (d)	133,000	10,322,130
Thrifts & Mortgage Finance - 2.9%
Downey Financial Corp. (d)	185,000	2,615,900
Farmer Mac Class C (non-vtg.) (d)	151,600	4,851,200
Home Federal Bancorp, Inc.	214,661	2,563,052
Meridian Interstate Bancorp, Inc.	191,100	1,886,157
NewAlliance Bancshares, Inc.	160,000	2,153,600
People's United Financial, Inc.	680,000	11,539,600
United Financial Bancorp, Inc.	164,600	1,965,324
Washington Federal, Inc.	355,000	8,452,550
Westfield Financial, Inc.	125,000	1,215,000
		37,242,383
TOTAL FINANCIALS		287,215,173
HEALTH CARE - 4.7%
Biotechnology - 0.3%
Cubist Pharmaceuticals, Inc. (a)	100,000	1,936,000
Theravance, Inc. (a)(d)	207,053	2,586,092
		4,522,092
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Zoll Medical Corp. (a)	133,200	$ 4,446,216
Health Care Providers & Services - 2.6%
Air Methods Corp. (a)	202,167	8,106,897
AMERIGROUP Corp. (a)(d)	254,839	6,623,266
Molina Healthcare, Inc. (a)(d)	130,000	3,227,900
Nighthawk Radiology Holdings, Inc. (a)	135,000	1,012,500
Pediatrix Medical Group, Inc. (a)	120,000	8,162,400
PSS World Medical, Inc. (a)	190,000	3,129,300
ResCare, Inc. (a)	75,000	1,221,750
Universal American Financial Corp. (a)	150,000	1,609,500
		33,093,513
Life Sciences Tools & Services - 1.2%
Kendle International, Inc. (a)(d)	100,000	4,269,000
PerkinElmer, Inc.	100,000	2,656,000
Pharmaceutical Product Development, Inc.	195,000	8,076,900
		15,001,900
Pharmaceuticals - 0.3%
Perrigo Co.	95,000	3,894,050
TOTAL HEALTH CARE		60,957,771
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	85,000	4,036,650
DRS Technologies, Inc.	174,000	10,864,560
Orbital Sciences Corp. (a)	325,000	8,745,750
		23,646,960
Air Freight & Logistics - 1.2%
Hub Group, Inc. Class A (a)	160,000	5,230,400
Park-Ohio Holdings Corp. (a)	356,646	5,948,855
UTI Worldwide, Inc.	215,000	4,725,700
		15,904,955
Airlines - 0.1%
AirTran Holdings, Inc. (a)(d)	270,000	920,700
Building Products - 0.2%
NCI Building Systems, Inc. (a)	85,000	2,051,900
Commercial Services & Supplies - 3.0%
FTI Consulting, Inc. (a)	165,000	10,560,000
GeoEye, Inc. (a)	123,000	2,832,690
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Huron Consulting Group, Inc. (a)	315,000	$ 13,185,900
Interface, Inc. Class A	473,590	6,080,896
Navigant Consulting, Inc. (a)	125,000	2,515,000
Team, Inc. (a)	116,256	3,456,291
		38,630,777
Construction & Engineering - 1.2%
Shaw Group, Inc. (a)	93,000	4,596,060
URS Corp. (a)	281,576	11,358,776
		15,954,836
Electrical Equipment - 0.9%
Belden, Inc.	345,000	11,640,300
Machinery - 1.4%
Accuride Corp. (a)	1,043,800	8,319,086
AGCO Corp. (a)	85,000	5,111,050
Commercial Vehicle Group, Inc. (a)	320,000	3,856,000
		17,286,136
Road & Rail - 0.7%
Con-way, Inc.	30,000	1,387,500
J.B. Hunt Transport Services, Inc.	170,000	5,774,900
Quality Distribution, Inc. (a)	581,604	1,977,454
		9,139,854
Trading Companies & Distributors - 0.8%
Kaman Corp.	223,822	6,065,576
Rush Enterprises, Inc.:
Class A (a)	247,500	3,989,700
Class B (a)	25,000	375,750
		10,431,026
TOTAL INDUSTRIALS		145,607,444
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.4%
Arris Group, Inc. (a)(d)	935,000	7,573,500
Polycom, Inc. (a)	470,000	10,528,000
		18,101,500
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. Class A	40,000	1,847,200
Ingram Micro, Inc. Class A (a)	812,700	13,824,027
Insight Enterprises, Inc. (a)	710,600	8,569,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Itron, Inc. (a)(d)	60,000	$ 5,584,800
Mettler-Toledo International, Inc. (a)	83,700	7,973,262
		37,799,125
Internet Software & Services - 1.0%
Equinix, Inc. (a)	45,000	4,068,900
j2 Global Communications, Inc. (a)	430,800	9,219,120
		13,288,020
IT Services - 2.4%
Alliance Data Systems Corp. (a)	130,000	7,463,300
Telvent GIT SA	856,000	23,574,240
		31,037,540
Semiconductors & Semiconductor Equipment - 2.8%
Entegris, Inc. (a)	400,000	3,016,000
FormFactor, Inc. (a)	55,000	1,059,850
Novellus Systems, Inc. (a)	60,000	1,311,600
Pericom Semiconductor Corp. (a)	105,000	1,789,200
Photronics, Inc. (a)	125,000	1,325,000
Rudolph Technologies, Inc. (a)	150,000	1,524,000
Skyworks Solutions, Inc. (a)	1,000,000	8,690,000
Standard Microsystems Corp. (a)	50,000	1,482,500
TriQuint Semiconductor, Inc. (a)	500,000	3,295,000
Zoran Corp. (a)	910,000	11,975,600
		35,468,750
Software - 1.8%
Blackbaud, Inc.	165,000	3,875,850
Quest Software, Inc. (a)	540,000	7,192,800
THQ, Inc. (a)	590,000	12,555,200
		23,623,850
TOTAL INFORMATION TECHNOLOGY		159,318,785
MATERIALS - 7.5%
Chemicals - 2.9%
Airgas, Inc.	170,000	8,182,100
CF Industries Holdings, Inc.	140,000	18,718,000
Georgia Gulf Corp.	66,400	399,064
H.B. Fuller Co.	205,000	4,731,400
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc. (a)	85,000	$ 3,137,350
Tronox, Inc. Class A	350,000	1,120,000
		36,287,914
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	114,200	3,874,806
Metals & Mining - 4.3%
Carpenter Technology Corp.	270,000	13,845,600
Compass Minerals International, Inc.	201,466	12,692,358
Steel Dynamics, Inc.	370,000	12,894,500
Universal Stainless & Alloy Products, Inc. (a)	50,000	1,913,000
Yamana Gold, Inc.	1,107,474	14,196,693
		55,542,151
TOTAL MATERIALS		95,704,871
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Cincinnati Bell, Inc. (a)	1,162,200	5,392,608
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	230,000	4,508,000
		9,900,608
UTILITIES - 3.3%
Electric Utilities - 0.8%
Pepco Holdings, Inc.	200,000	4,982,000
Westar Energy, Inc.	225,000	5,217,750
		10,199,750
Independent Power Producers & Energy Traders - 1.1%
Dynegy, Inc. Class A (a)	780,000	6,723,600
NRG Energy, Inc. (a)	168,000	7,383,600
		14,107,200
Multi-Utilities - 1.4%
CMS Energy Corp.	892,500	13,012,650
PNM Resources, Inc.	350,000	5,071,500
		18,084,150
TOTAL UTILITIES		42,391,100
TOTAL COMMON STOCKS (Cost $1,158,929,686)		1,169,499,398
Money Market Funds - 13.8%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	100,880,276	$ 100,880,276
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	76,935,256	76,935,256
TOTAL MONEY MARKET FUNDS (Cost $177,815,532)		177,815,532
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,336,745,218)		1,347,314,930
NET OTHER ASSETS - (4.8)%		(61,427,127)
NET ASSETS - 100%		$ 1,285,887,803
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,512,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,576,190
Fidelity Securities Lending Cash Central Fund	782,633
Total	$ 2,358,823
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,338,845,180. Net unrealized appreciation aggregated $8,469,750, of which $174,556,586 related to appreciated investment securities and $166,086,836 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund.

April 30, 2008

1.817158.103

ASCV-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.8%
Aftermarket Technology Corp. (a)	450,700	$ 10,325,537
Hotels, Restaurants & Leisure - 0.6%
IHOP Corp.	59,047	2,753,952
Pinnacle Entertainment, Inc. (a)(d)	324,999	5,043,984
		7,797,936
Household Durables - 1.8%
Ethan Allen Interiors, Inc. (d)	210,300	5,776,941
Jarden Corp. (a)(d)	689,600	14,702,272
Ryland Group, Inc.	80,000	2,558,400
		23,037,613
Leisure Equipment & Products - 1.5%
Arctic Cat, Inc. (d)	190,000	1,440,200
Brunswick Corp.	110,300	1,839,804
Callaway Golf Co.	365,000	5,015,100
MarineMax, Inc. (a)	30,000	342,000
RC2 Corp. (a)	554,555	10,259,268
		18,896,372
Media - 1.1%
Sinclair Broadcast Group, Inc. Class A	1,149,814	10,106,865
Valassis Communications, Inc. (a)	333,395	4,734,209
		14,841,074
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	300,000	10,404,000
Asbury Automotive Group, Inc.	385,000	6,410,250
Collective Brands, Inc. (a)(d)	157,900	1,953,223
Jo-Ann Stores, Inc. (a)	146,085	2,766,850
Lithia Motors, Inc. Class A (sub. vtg.) (d)	128,800	1,159,200
Select Comfort Corp. (a)(d)	815,000	2,461,300
Shoe Carnival, Inc. (a)	75,258	1,051,354
The Men's Wearhouse, Inc.	514,220	13,693,679
Tween Brands, Inc. (a)	65,000	1,235,000
		41,134,856
Textiles, Apparel & Luxury Goods - 1.8%
American Apparel, Inc. (a)	160,000	1,251,200
FGX International Ltd.	135,000	1,761,750
G-III Apparel Group Ltd. (a)	180,000	2,655,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	585,000	$ 13,835,250
Warnaco Group, Inc. (a)	70,000	3,229,800
		22,733,000
TOTAL CONSUMER DISCRETIONARY		138,766,388
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 1.4%
The Great Atlantic & Pacific Tea Co. (a)(d)	495,000	13,622,400
The Pantry, Inc. (a)	346,000	3,754,100
		17,376,500
Food Products - 2.7%
Corn Products International, Inc.	478,000	22,169,640
Dean Foods Co.	210,000	4,880,400
Marine Harvest ASA (a)(d)	12,155,000	8,047,613
		35,097,653
Personal Products - 0.6%
Chattem, Inc. (a)	25,000	1,747,000
Physicians Formula Holdings, Inc. (a)	128,100	1,480,836
Prestige Brands Holdings, Inc. (a)	451,367	4,053,276
		7,281,112
TOTAL CONSUMER STAPLES		59,755,265
ENERGY - 13.2%
Energy Equipment & Services - 4.1%
Exterran Holdings, Inc. (a)	169,300	11,307,547
Global Industries Ltd. (a)	435,000	6,942,600
Oil States International, Inc. (a)	154,760	7,747,286
Superior Energy Services, Inc. (a)	590,000	26,184,200
		52,181,633
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	134,600	6,548,290
Cabot Oil & Gas Corp.	320,000	18,230,400
Forest Oil Corp. (a)	278,300	16,400,219
Mariner Energy, Inc. (a)(e)	200,000	5,512,000
Mariner Energy, Inc. (a)	415,000	11,437,400
Petrohawk Energy Corp. (a)	790,000	18,675,600
Petroleum Development Corp. (a)	55,822	4,199,489
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	640,000	$ 27,078,398
Tesoro Corp.	382,600	9,618,564
		117,700,360
TOTAL ENERGY		169,881,993
FINANCIALS - 22.3%
Capital Markets - 1.1%
KBW, Inc. (a)(d)	400,536	9,508,725
TradeStation Group, Inc. (a)	508,300	4,742,439
		14,251,164
Commercial Banks - 2.6%
Boston Private Financial Holdings, Inc. (d)	530,200	4,930,860
Center Financial Corp., California	224,052	2,332,381
First State Bancorp.	533,500	4,961,550
Sterling Bancshares, Inc.	235,000	2,441,650
UMB Financial Corp.	215,000	10,672,600
Western Alliance Bancorp. (a)(d)	125,000	1,596,250
Wintrust Financial Corp.	191,260	6,066,767
		33,002,058
Consumer Finance - 0.3%
Advanta Corp. Class B	97,500	856,050
Dollar Financial Corp. (a)	135,000	2,913,300
		3,769,350
Diversified Financial Services - 1.8%
Interactive Brokers Group, Inc.	205,000	6,471,850
KKR Financial Holdings LLC	1,060,000	13,462,000
MarketAxess Holdings, Inc. (a)	400,000	3,516,000
		23,449,850
Insurance - 7.5%
American Equity Investment Life Holding Co.	839,506	8,101,233
Aspen Insurance Holdings Ltd.	335,200	8,711,848
Delphi Financial Group, Inc. Class A	307,850	8,379,677
HCC Insurance Holdings, Inc.	340,920	8,413,906
Infinity Property & Casualty Corp.	185,000	7,170,600
IPC Holdings Ltd.	573,740	16,701,571
Max Capital Group Ltd.	175,000	4,096,750
National Financial Partners Corp. (d)	349,800	9,416,616
Navigators Group, Inc. (a)	6,000	294,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	50,000	$ 3,699,000
Platinum Underwriters Holdings Ltd.	354,700	12,723,089
United America Indemnity Ltd. Class A (a)	142,922	2,209,574
Willis Group Holdings Ltd.	195,000	6,776,250
		96,694,114
Real Estate Investment Trusts - 5.3%
Alexandria Real Estate Equities, Inc.	40,000	4,201,200
American Campus Communities, Inc.	143,800	4,390,214
Annaly Capital Management, Inc.	1,002,000	16,793,520
Chimera Investment Corp.	259,400	3,597,878
Developers Diversified Realty Corp.	30,000	1,288,500
Highwoods Properties, Inc. (SBI)	150,000	5,256,000
MFA Mortgage Investments, Inc.	1,778,800	12,433,812
Post Properties, Inc.	190,000	6,973,000
SL Green Realty Corp.	120,000	11,136,000
U-Store-It Trust	200,000	2,414,000
		68,484,124
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (d)	133,000	10,322,130
Thrifts & Mortgage Finance - 2.9%
Downey Financial Corp. (d)	185,000	2,615,900
Farmer Mac Class C (non-vtg.) (d)	151,600	4,851,200
Home Federal Bancorp, Inc.	214,661	2,563,052
Meridian Interstate Bancorp, Inc.	191,100	1,886,157
NewAlliance Bancshares, Inc.	160,000	2,153,600
People's United Financial, Inc.	680,000	11,539,600
United Financial Bancorp, Inc.	164,600	1,965,324
Washington Federal, Inc.	355,000	8,452,550
Westfield Financial, Inc.	125,000	1,215,000
		37,242,383
TOTAL FINANCIALS		287,215,173
HEALTH CARE - 4.7%
Biotechnology - 0.3%
Cubist Pharmaceuticals, Inc. (a)	100,000	1,936,000
Theravance, Inc. (a)(d)	207,053	2,586,092
		4,522,092
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Zoll Medical Corp. (a)	133,200	$ 4,446,216
Health Care Providers & Services - 2.6%
Air Methods Corp. (a)	202,167	8,106,897
AMERIGROUP Corp. (a)(d)	254,839	6,623,266
Molina Healthcare, Inc. (a)(d)	130,000	3,227,900
Nighthawk Radiology Holdings, Inc. (a)	135,000	1,012,500
Pediatrix Medical Group, Inc. (a)	120,000	8,162,400
PSS World Medical, Inc. (a)	190,000	3,129,300
ResCare, Inc. (a)	75,000	1,221,750
Universal American Financial Corp. (a)	150,000	1,609,500
		33,093,513
Life Sciences Tools & Services - 1.2%
Kendle International, Inc. (a)(d)	100,000	4,269,000
PerkinElmer, Inc.	100,000	2,656,000
Pharmaceutical Product Development, Inc.	195,000	8,076,900
		15,001,900
Pharmaceuticals - 0.3%
Perrigo Co.	95,000	3,894,050
TOTAL HEALTH CARE		60,957,771
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	85,000	4,036,650
DRS Technologies, Inc.	174,000	10,864,560
Orbital Sciences Corp. (a)	325,000	8,745,750
		23,646,960
Air Freight & Logistics - 1.2%
Hub Group, Inc. Class A (a)	160,000	5,230,400
Park-Ohio Holdings Corp. (a)	356,646	5,948,855
UTI Worldwide, Inc.	215,000	4,725,700
		15,904,955
Airlines - 0.1%
AirTran Holdings, Inc. (a)(d)	270,000	920,700
Building Products - 0.2%
NCI Building Systems, Inc. (a)	85,000	2,051,900
Commercial Services & Supplies - 3.0%
FTI Consulting, Inc. (a)	165,000	10,560,000
GeoEye, Inc. (a)	123,000	2,832,690
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Huron Consulting Group, Inc. (a)	315,000	$ 13,185,900
Interface, Inc. Class A	473,590	6,080,896
Navigant Consulting, Inc. (a)	125,000	2,515,000
Team, Inc. (a)	116,256	3,456,291
		38,630,777
Construction & Engineering - 1.2%
Shaw Group, Inc. (a)	93,000	4,596,060
URS Corp. (a)	281,576	11,358,776
		15,954,836
Electrical Equipment - 0.9%
Belden, Inc.	345,000	11,640,300
Machinery - 1.4%
Accuride Corp. (a)	1,043,800	8,319,086
AGCO Corp. (a)	85,000	5,111,050
Commercial Vehicle Group, Inc. (a)	320,000	3,856,000
		17,286,136
Road & Rail - 0.7%
Con-way, Inc.	30,000	1,387,500
J.B. Hunt Transport Services, Inc.	170,000	5,774,900
Quality Distribution, Inc. (a)	581,604	1,977,454
		9,139,854
Trading Companies & Distributors - 0.8%
Kaman Corp.	223,822	6,065,576
Rush Enterprises, Inc.:
Class A (a)	247,500	3,989,700
Class B (a)	25,000	375,750
		10,431,026
TOTAL INDUSTRIALS		145,607,444
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.4%
Arris Group, Inc. (a)(d)	935,000	7,573,500
Polycom, Inc. (a)	470,000	10,528,000
		18,101,500
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. Class A	40,000	1,847,200
Ingram Micro, Inc. Class A (a)	812,700	13,824,027
Insight Enterprises, Inc. (a)	710,600	8,569,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Itron, Inc. (a)(d)	60,000	$ 5,584,800
Mettler-Toledo International, Inc. (a)	83,700	7,973,262
		37,799,125
Internet Software & Services - 1.0%
Equinix, Inc. (a)	45,000	4,068,900
j2 Global Communications, Inc. (a)	430,800	9,219,120
		13,288,020
IT Services - 2.4%
Alliance Data Systems Corp. (a)	130,000	7,463,300
Telvent GIT SA	856,000	23,574,240
		31,037,540
Semiconductors & Semiconductor Equipment - 2.8%
Entegris, Inc. (a)	400,000	3,016,000
FormFactor, Inc. (a)	55,000	1,059,850
Novellus Systems, Inc. (a)	60,000	1,311,600
Pericom Semiconductor Corp. (a)	105,000	1,789,200
Photronics, Inc. (a)	125,000	1,325,000
Rudolph Technologies, Inc. (a)	150,000	1,524,000
Skyworks Solutions, Inc. (a)	1,000,000	8,690,000
Standard Microsystems Corp. (a)	50,000	1,482,500
TriQuint Semiconductor, Inc. (a)	500,000	3,295,000
Zoran Corp. (a)	910,000	11,975,600
		35,468,750
Software - 1.8%
Blackbaud, Inc.	165,000	3,875,850
Quest Software, Inc. (a)	540,000	7,192,800
THQ, Inc. (a)	590,000	12,555,200
		23,623,850
TOTAL INFORMATION TECHNOLOGY		159,318,785
MATERIALS - 7.5%
Chemicals - 2.9%
Airgas, Inc.	170,000	8,182,100
CF Industries Holdings, Inc.	140,000	18,718,000
Georgia Gulf Corp.	66,400	399,064
H.B. Fuller Co.	205,000	4,731,400
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc. (a)	85,000	$ 3,137,350
Tronox, Inc. Class A	350,000	1,120,000
		36,287,914
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	114,200	3,874,806
Metals & Mining - 4.3%
Carpenter Technology Corp.	270,000	13,845,600
Compass Minerals International, Inc.	201,466	12,692,358
Steel Dynamics, Inc.	370,000	12,894,500
Universal Stainless & Alloy Products, Inc. (a)	50,000	1,913,000
Yamana Gold, Inc.	1,107,474	14,196,693
		55,542,151
TOTAL MATERIALS		95,704,871
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Cincinnati Bell, Inc. (a)	1,162,200	5,392,608
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	230,000	4,508,000
		9,900,608
UTILITIES - 3.3%
Electric Utilities - 0.8%
Pepco Holdings, Inc.	200,000	4,982,000
Westar Energy, Inc.	225,000	5,217,750
		10,199,750
Independent Power Producers & Energy Traders - 1.1%
Dynegy, Inc. Class A (a)	780,000	6,723,600
NRG Energy, Inc. (a)	168,000	7,383,600
		14,107,200
Multi-Utilities - 1.4%
CMS Energy Corp.	892,500	13,012,650
PNM Resources, Inc.	350,000	5,071,500
		18,084,150
TOTAL UTILITIES		42,391,100
TOTAL COMMON STOCKS (Cost $1,158,929,686)		1,169,499,398
Money Market Funds - 13.8%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	100,880,276	$ 100,880,276
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	76,935,256	76,935,256
TOTAL MONEY MARKET FUNDS (Cost $177,815,532)		177,815,532
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,336,745,218)		1,347,314,930
NET OTHER ASSETS - (4.8)%		(61,427,127)
NET ASSETS - 100%		$ 1,285,887,803
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,512,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,576,190
Fidelity Securities Lending Cash Central Fund	782,633
Total	$ 2,358,823
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,338,845,180. Net unrealized appreciation aggregated $8,469,750, of which $174,556,586 related to appreciated investment securities and $166,086,836 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008